======================================================
                                 SEC FILE NOS. 33-5270
                                              811-4653
======================================================
        SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON, D.C. 20549

                    FORM N-1A
              REGISTRATION STATEMENT
                     UNDER
            THE SECURITIES ACT OF 1933
          POST-EFFECTIVE AMENDMENT NO. 17
              REGISTRATION STATEMENT
                     UNDER
        THE INVESTMENT COMPANY ACT OF 1940
                 AMENDMENT NO. 16

        THE AMERICAN FUNDS TAX-EXEMPT SERIES I
   (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
            1101 VERMONT AVENUE, N.W.
              WASHINGTON, D.C. 20005
       (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

 REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                 (202) 842-5665

                 HARRY J. LISTER
        WASHINGTON MANAGEMENT CORPORATION
           1101 VERMONT AVENUE, N.W.
            WASHINGTON, D.C. 20005
     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                   COPIES TO:
            J. JUDE O'DONNELL, ESQ.
  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
           805 FIFTEENTH STREET, N.W.
            WASHINGTON, D.C. 20005
           (COUNSEL FOR THE REGISTRANT)

 THE REGISTRANT FILED ITS 24F-2 NOTICE FOR FISCAL 1999 ON OCTOBER 8, 1999.
         APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

|X|  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON NOVEMBER 15,
1999,
                     PURSUANT TO PARAGRAPH (B) OF RULE 485.

                        [THE AMERICAN FUNDS GROUP LOGO]

                     The American Funds Tax-Exempt Series I

-------------------------------------

             The Tax-Exempt Fund of Maryland-Registered Trademark-The Tax-Exempt Fund of Virginia-Registered Trademark-

                                   PROSPECTUS

                               NOVEMBER 15, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

1101 Vermont Avenue, N.W.
Washington, D.C. 20005

THE TAX-EXEMPT FUND OF MARYLAND-REGISTERED TRADEMARK-

TICKER SYMBOL: TMMDX NEWSPAPER ABBREV.: TEMd FUND NO.: 24

THE TAX-EXEMPT FUND OF VIRGINIA-REGISTERED TRADEMARK-

TICKER SYMBOL: TFVAX  NEWSPAPER ABBREV.: TEVA  FUND NO.: 25

-------------------------------------------------------------------

TABLE OF CONTENTS

Risk/Return Summary                                               1
 ..................................................................
Fees and Expenses of the Fund                                     6
 ..................................................................
Investment Objectives, Strategies and Risks                       7
 ..................................................................
Important Recent Developments                                    10
 ..................................................................
Management and Organization                                      11
 ..................................................................
Shareholder Information                                          13
 ..................................................................
Purchase and Exchange of Shares                                  14
 ..................................................................
Distribution Arrangements                                        18
 ..................................................................
Financial Highlights                                             20

-------------------------------------------------------------------

The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these two tax-exempt bond funds.

24/25-010-1199/MC            THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

The fund's primary objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is to preserve your investment. It invests primarily in investment grade municipal bonds, and to a lesser extent lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia) including counties, cities, towns, and various regional or special districts.

The fund is designed for investors seeking income exempt from federal and state taxes, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. Because the fund invests in securities issued by the respective state (Maryland or Virginia) municipalities, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund which does not concentrate in a single state. The values of debt securities may be affected by changing interest rates and credit ratings. In addition, lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      1

INVESTMENT RESULTS -- THE MARYLAND FUND

The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.

  Here are the fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

89   10.38%
90    5.86%
91    9.97%
92    8.37%
93   10.31%
94   -4.77%
95   16.45%
96    3.74%
97    8.96%
98    5.73%

  The fund's year-to-date return for the nine months ended September 30, 1999 was -1.51%.

The fund's highest/lowest QUARTERLY results during this time period were:

HIGHEST 6.32% (quarter ended March 31, 1995)

LOWEST   -4.58% (quarter ended March 31, 1994)

2   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

For periods ended December 31, 1998:

                                    THE MARYLAND FUND
AVERAGE ANNUAL                         WITH MAXIMUM
TOTAL RETURN:                    SALES CHARGE DEDUCTED(1)      LEHMAN INDEX(2)
------------------------------------------------------------------------------

One Year                                  0.71%                     6.48%
 .............................................................................
Five Years                                4.77%                     6.22%
 .............................................................................
Ten Years                                 6.85%                     8.22%
 .............................................................................
Lifetime(3)                               6.34%                     8.23%

30-day yield(1): 3.56%

(For current yield information: please call American
FundsLine-Registered Trademark- at 1-800-325-3590)

(1) THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE OF 4.75% BE DEDUCTED AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.

(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX REPRESENTS THE LONG-TERM INVESTMENT GRADE MUNICIPAL BOND MARKET. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

(3) THE FUND BEGAN INVESTMENT OPERATIONS ON AUGUST 14, 1986.

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      3

INVESTMENT RESULTS -- THE VIRGINIA FUND

The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.

  Here are the fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

89    9.00%
90    5.71%
91   11.26%
92    7.84%
93   11.29%
94   -4.78%
95   15.85%
96    3.49%
97    8.31%
98    5.69%

  The fund's year-to-date return for the nine months ended September 30, 1999 was -1.71%.

The fund's highest/lowest QUARTERLY results during this time period were:

HIGHEST 6.61% (quarter ended March 31, 1995)

LOWEST   -4.47% (quarter ended March 31, 1994)

4    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

For periods ended December 31, 1998:

                                    THE VIRGINIA FUND
AVERAGE ANNUAL                         WITH MAXIMUM
TOTAL RETURN:                    SALES CHARGE DEDUCTED(1)      LEHMAN INDEX(2)
------------------------------------------------------------------------------

One Year                                  0.66%                     6.48%
 .............................................................................
Five Years                                4.47%                     6.22%
 .............................................................................
Ten Years                                 6.71%                     8.22%
 .............................................................................
Lifetime(3)                               6.55%                     8.23%

30-day yield(1): 3.56%

(For current yield information: please call American
FundsLine-Registered Trademark- at 1-800-325-3590)

(1) THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE OF 4.75% BE DEDUCTED AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.

(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX REPRESENTS THE LONG-TERM INVESTMENT GRADE MUNICIPAL BOND MARKET. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

(3) THE FUND BEGAN INVESTMENT OPERATIONS ON AUGUST 14, 1986.

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      5

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    MARYLAND      VIRGINIA
                                                      FUND          FUND
--------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(AS A PERCENTAGE OF OFFERING PRICE)                  4.75%(1)      4.75%(1)
 .........................................................................
Maximum sales charge imposed on reinvested
dividends                                               0%            0%
 .........................................................................
Maximum deferred sales charge                           0%(2)         0%(2)
 .........................................................................
Redemption or exchange fees                             0%            0%

(1) SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.

(2) A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING CERTAIN PURCHASES MADE WITHOUT A SALES CHARGE.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)

                                                   MARYLAND      VIRGINIA
                                                     FUND          FUND
-------------------------------------------------------------------------
Management Fees                                      0.42%         0.41%
 ........................................................................
Service (12b-1) Fees                                 0.25%*        0.25%*
 ........................................................................
Other Expenses                                       0.11%         0.11%
 ........................................................................
Total Annual Fund Operating Expenses                 0.78%         0.77%

*12b-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

6    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    MARYLAND      VIRGINIA
                                                      FUND          FUND
--------------------------------------------------------------------------
One Year                                             $  551        $  550
 .........................................................................
Three Years                                          $  712        $  709
 .........................................................................
Five Years                                           $  888        $  883
 .........................................................................
Ten Years                                            $1,395        $1,384

-------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing primarily in investment grade municipal bonds, and to a lesser extent lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia). Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. In addition, the fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes.

Because the fund invests in securities of issuers within the state of Maryland or Virginia, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund which does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents that are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is based largely on manufacturing, the service trade, and financial,

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      7
real estate and insurance entities. Virginia's economy is most dependent on the government sector, manufacturing and financial services. To the extent there are changes to any of these sectors the fund may be adversely impacted. More detailed information about the fund's risks is contained in the statement of additional information.

The fund will invest primarily in debt securities rated Baa or BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation (or unrated but determined by the investment adviser to be of equivalent quality) and may invest up to 20% of its assets in high-yield, high-risk debt securities rated Ba and BB or below. The values of debt securities held by the fund may be affected by changing interest rates, effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds may be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks by doing a credit analysis of each issuer as well as by monitoring economic and legislative developments.

The fund may also hold cash and invest in money market instruments or taxable debt securities. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective but it also provides greater liquidity to meet redemptions or to make additional investments and it would reduce the fund's exposure in the event of a market downturn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities which represent good long-term investment opportunities.

8    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

ADDITIONAL INVESTMENT RESULTS

For periods ended December 31, 1998:

AVERAGE ANNUAL                  THE MARYLAND FUND         THE VIRGINIA FUND WITH
TOTAL RETURN                 WITH NO SALES CHARGE(1)        NO SALES CHARGE(1)
--------------------------------------------------------------------------------
One Year                              5.73%                        5.69%

 ...............................................................................
Five Years                            5.79%                        5.50%

 ...............................................................................
Ten Years                             7.37%                        7.23%

 ...............................................................................
Lifetime(2)                           6.76%                        6.97%

(1) THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA THAT IS REQUIRED FOR ALL STOCK AND BOND FUNDS AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS.

(2) THE FUND BEGAN INVESTMENT OPERATIONS ON AUGUST 14, 1986.

   THE MARYLAND FUND

   THE FOLLOWING CHART ILLUSTRATES THE QUALITY RATINGS OF THE VARIOUS BONDS HELD IN THE PORTFOLIO AS OF THE END OF THE FUND'S FISCAL YEAR, JULY 31, 1999. SEE THE APPENDIX FOR A DESCRIPTION OF QUALITY RATINGS.

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA                             45.9%
AA                              16.4%
A                               10.0%
BBB                             10.7%
BB                               7.8%
B                                2.0%
Cash and Short-term Securities   7.2%

   BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO TIME.

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      9

   THE VIRGINIA FUND

   THE FOLLOWING CHART ILLUSTRATES THE QUALITY RATINGS OF THE VARIOUS BONDS HELD IN THE PORTFOLIO AS OF THE END OF THE FUND'S FISCAL YEAR, JULY 31, 1999. SEE THE APPENDIX FOR A DESCRIPTION OF QUALITY RATINGS.

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA                             40.5%
AA                              31.5%
A                                7.9%
BBB                              5.6%
BB                               9.8%
Cash and Short-term Securities   4.7%

   BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO TIME.

-------------------------------------------------------------------

IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers -- including the investment adviser and its affiliates -- have updated all of their computer systems to process date-related information properly following the turn of the century. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

10     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

-------------------------------------------------------------------

MANAGEMENT AND ORGANIZATION

BUSINESS MANAGER

Washington Management Corporation, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and oversight of each of the fund's contractual service providers including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, DC 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund.

Total management fees paid by the fund to its business manager and investment adviser, as a percentage of average net assets, for the previous fiscal year are discussed earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report issued by the Investment Company Institute's Advisory Group on Personal Investing.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      11

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio.
The primary individual portfolio counselors for The Tax-Exempt Fund of Maryland and Virginia are listed below.

                                                                                       YEARS OF EXPERIENCE AS
                                                                                      INVESTMENT PROFESSIONAL
                                                                                           (INCLUDING THE
                                                                                          LAST FIVE YEARS)
     PORTFOLIO COUNSELORS                                                            WITH CAPITAL
             FOR                                           YEARS OF EXPERIENCE       RESEARCH AND
         THE AMERICAN                                   AS PORTFOLIO COUNSELOR FOR    MANAGEMENT
          FUNDS TAX-                                     THE AMERICAN FUNDS TAX-      COMPANY OR
       EXEMPT SERIES I             PRIMARY TITLE(S)          EXEMPT SERIES I        ITS AFFILIATES   TOTAL YEARS
----------------------------------------------------------------------------------------------------------------
DAVID A. HOAG                   Vice President and      6 years                     8 years          11 years
                                Director, Capital
                                Research Company*
----------------------------------------------------------------------------------------------------------------
BRENDA S. ELLERIN               Vice President,         6 years                     8 years          10 years
                                Capital Research
                                Company*
----------------------------------------------------------------------------------------------------------------

 * A WHOLLY OWNED SUBSIDIARY OF CAPITAL RESEARCH AND MANAGEMENT COMPANY.

12     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

                                     [MAP]

      WESTERN                 WESTERN CENTRAL      EASTERN CENTRAL      EASTERN
      SERVICE CENTER          SERVICE CENTER       SERVICE CENTER       SERVICE CENTER
      American Funds          American Funds       American Funds       American Funds
      Service Company         Service Company      Service Company      Service Company
      P.O. Box 2205           P.O. Box 659522      P.O. Box 6007        P.O. Box 2280
      Brea, California        San Antonio, Texas   Indianapolis,        Norfolk, Virginia
      92822-2205              78265-9522           Indiana              23501-2280
      Fax: 714/671-7080       Fax: 210/474-4050    46206-6007           Fax: 757/670-4773
                                                   Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. Additionally, accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      13

--------------------------------------------------------------------------------

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

------------------------------------------------------------------------
To establish an account                                           $1,000
To add to an account                                              $   50

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

14     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                                                   SALES CHARGE AS A
                                                                     PERCENTAGE OF
                                                                           .
                                                                                 NET         DEALER CONCESSION
                                                                 OFFERING       AMOUNT            AS % OF
INVESTMENT                                                        PRICE        INVESTED       OFFERING PRICE
--------------------------------------------------------------------------------------------------------------
Less than $25,000                                                 4.75%         4.99%              4.00%
 .............................................................................................................
$25,000 but less than $50,000                                     4.50%         4.71%              3.75%
 .............................................................................................................
$50,000 but less than $100,000                                    4.00%         4.17%              3.25%
 .............................................................................................................
$100,000 but less than $250,000                                   3.50%         3.63%              2.75%
 .............................................................................................................
$250,000 but less than $500,000                                   2.50%         2.56%              2.00%
 .............................................................................................................
$500,000 but less than $1 million                                 2.00%         2.04%              1.60%
 .............................................................................................................
$1 million or more and certain other investments described        see           see
below                                                            below         below          see below
 .............................................................................................................

PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE, IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made by retirement plans, endowments or foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below and in the statement of additional information and "Welcome to the Family."

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      15

AGGREGATING ACCOUNTS

To receive a reduced sales charge, investments made by your immediate family (see above) may be aggregated if made for their own account(s) and/or:

- trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

-  solely controlled business accounts

-  single-participant retirement plans

Other types of accounts may be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

CONCURRENT PURCHASES

You may combine simultaneous purchases of two or more American Funds, except direct purchases of money market funds to qualify for a reduced sales charge.

RIGHTS OF ACCUMULATION

You may take into account the current value of your existing holdings in The American Funds Group, as well as individual holdings in various American Legacy products to determine your sales charge. Direct purchases of the money market funds are excluded.

STATEMENT OF INTENTION

You may establish a Statement of Intention (SOI) that allows you to combine the purchases you intend to make over a 13-month period in any non-money market fund or individual American Legacy product. At your request purchases made during the previous 90 days may be included; however capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. An SOI allows you to take immediate advantage of the maximum quantity discount available. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the 13-month period are insufficient to qualify for the applicable sales charge reduction.

16     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s)

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      17

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE-REGISTERED TRADEMARK- OR AMERICAN FUNDSLINE ONLINE-REGISTERED TRADEMARK-:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day

  -  Checks must be made payable to the registered shareholder

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN FUNDSLINE ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

--------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes the accrued dividends to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Interest on municipal bonds is generally not included in gross income for federal income tax purposes. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain

18     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes to the extent they include income from debt securities that are not exempt from tax -- unless you are exempt from taxation or entitled to tax deferral.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of long-term capital gains are taxable to you as capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

It is anticipated that federal exempt-interest dividends paid by the fund and derived from interest on bonds exempt from the respective state (Maryland or Virginia) income tax will also be exempt from such state's corporate and personal income tax. To the extent the fund's dividends are derived from interest on debt obligations other than the respective state (Maryland or Virginia) municipal securities, such dividends will be subject to such state's state income tax even though the dividends may be exempt from federal income tax.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss from federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the prices you receive when you sell them.

Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      19

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is included in the statement of additional information, which is available upon request.

THE MARYLAND FUND

                                                      YEAR ENDED JULY 31
                                              .................................
                                       1999       1998       1997       1996       1995
                                     ----------------------------------------------------
Net asset value,
beginning of year                      $16.04     $16.02     $15.39     $15.29     $15.00
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     .74        .78        .79        .80        .80
 ........................................................................................
Net gains (losses) on securities
(both realized and unrealized)           (.37)       .14        .63        .10        .29
-----------------------------------------------------------------------------------------
Total from investment operations          .37        .92       1.42        .90       1.09
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net investment
income)                                  (.74)      (.78)      (.79)      (.80)      (.80)
 ........................................................................................
Distributions (from capital gains)       (.10)      (.12)        --         --         --
 ........................................................................................
Total distributions                      (.84)      (.90)      (.79)      (.80)      (.80)
-----------------------------------------------------------------------------------------
Net asset value, end of year           $15.57     $16.04     $16.02     $15.39     $15.29
-----------------------------------------------------------------------------------------
Total return(1)                         2.28%      5.89%      9.52%      5.95%      7.58%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
millions)                                $110       $101        $87        $80        $75
 ........................................................................................
Ratio of expenses to average net
assets                                   .78%       .79%       .82%       .81%       .78%
 ........................................................................................
Ratio of net income to average net
assets                                  4.63%      4.84%      5.08%      5.14%      5.38%
 ........................................................................................
Portfolio turnover rate                11.38%     10.30%     15.27%     16.01%     20.91%

(1)EXCLUDES MAXIMUM SALES CHARGE OF 4.75%.

20     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

THE VIRGINIA FUND

                                                      YEAR ENDED JULY 31
                                              .................................
                                       1999       1998       1997       1996       1995
                                     ----------------------------------------------------
Net asset value,
beginning of year                      $16.36     $16.37     $15.77     $15.79     $15.49
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     .73        .78        .80        .81        .83
 ........................................................................................
Net gains (losses) on securities
(both realized and unrealized)           (.36)       .03        .60        .03        .30
-----------------------------------------------------------------------------------------
Total from investment operations          .37        .81       1.40        .84       1.13
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net investment
income)                                  (.73)      (.78)      (.80)      (.81)      (.83)
 ........................................................................................
Distributions (from capital gains)       (.18)      (.04)        --       (.05)        --
 ........................................................................................
Total distributions                      (.91)      (.82)      (.80)      (.86)      (.83)
-----------------------------------------------------------------------------------------
Net asset value, end of year           $15.82     $16.36     $16.37     $15.77     $15.79
-----------------------------------------------------------------------------------------
Total return(1)                         2.21%      5.08%      9.10%      5.46%      7.56%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in
millions)                                $125       $115       $101        $90        $92
 ........................................................................................
Ratio of expenses to average net
assets                                   .77%       .78%       .81%       .79%       .79%
 ........................................................................................
Ratio of net income to average net
assets                                  4.46%      4.73%      4.99%      5.11%      5.37%
 ........................................................................................
Portfolio turnover rate                12.72%     24.66%     18.41%     27.34%     32.18%

(1)EXCLUDES MAXIMUM SALES CHARGE OF 4.75%.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      21

FOR SHAREHOLDER                                             FOR DEALER
SERVICES                                                    SERVICES
American Funds                                              American Funds
Service Company                                             Distributors
800/421-0180                                                800/421-9900 ext. 11
                              FOR 24-HOUR INFORMATION

           American                    American FundsLine
           FundsLine-Registered        OnLine-Registered
           Trademark-                  Trademark-
           800/325-3590                Internet Web site
                                       http://www.americanfunds.com

  Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.
  ------------------------------------------------------------------

  MULTIPLE TRANSLATIONS

  This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
  ------------------------------------------------------------------

  OTHER FUND INFORMATION

  ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
  Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

  STATEMENT OF ADDITIONAL INFORMATION (SAI)
  Contains more detailed information on all aspects of the fund, including the fund's financial statements.

  A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

  CODE OF ETHICS
  Includes a description of the investment adviser's personal investing policy.

  To request a free copy of any of the documents above:

    Call American Funds     or     Write to the Secretary of the fund
    Service Company                1101 Vermont Avenue, NW
    800/421-0180 ext. 1            Washington, DC 20005

   Investment Company File No. 811-4653
  [LOGO]
    Printed on recycled paper

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
        THE TAX-EXEMPT FUND OF MARYLAND
THE TAX-EXEMPT FUND OF VIRGINIA
                   PART B
STATEMENT OF ADDITIONAL INFORMATION
                               November 15, 1999
This document is not a prospectus but should be read in conjunction with the current Prospectus dated November 15, 1999 of The American Funds Tax-Exempt Series I (the "Trust"). The Trust currently consists of two series, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or "fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund" or "fund"). Except where the context indicates otherwise, all references herein to the "fund" apply to each of the two funds. The Prospectus may be obtained from your securities dealer or financial planner or by writing to the Trust at the following address:
THE AMERICAN FUNDS TAX-EXEMPT SERIES I
Attention:  Secretary
1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(202) 842-5665
                               TABLE OF CONTENTS

ITEM                                                               PAGE NO.

Certain and Investment Limitations and Techniques                B-1

Description of Certain Securities and Investment Techniques     B-2

Investment Restrictions                                         B-5

Fund Organization                                               B-7

Trust Officers and Trustees, including Trustee Compensation     B-8

Management                                                      B-11

Dividends and Distributions                                     B-13

Additional Information Concerning Taxes                         B-13

Purchase of Shares                                              B-15

Shareholder Account Services and Privileges                     B-23

Execution of Portfolio Transactions                             B-24

General Information                                             B-25

Investment Results                                              B-27

Description of Ratings for Debt Securities                      B-30

Financial Statements                                            Attached


                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.
 The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from both federal and the respective state (Maryland or Virginia) tax.

 The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.

 The fund may invest up to 20% of its assets in straight debt securities (not including convertible securities) rated Ba and BB or below (or unrated but determined to be of equivalent quality).

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions. The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 20% of its assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.

High-yield, high-risk bonds rated Ba or below by Standard & Poor's Corporation or BB or below by Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality) are described by the ratings agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. Certain risk factors relating to "high-yield, high-risk bonds" are discussed below.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS
SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk bonds can be very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest market, as will the value of the fund's assets.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

MUNICIPAL BONDS - Municipal bonds are generally debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.
The two principal classifications of municipal bonds are general obligation and limited obligation (revenue) bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality and may be considered a general obligation of the entity making annual rental payments to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

MUNICIPAL INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components; a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the security begins to pay interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purpose of diversification, pre-refunded bonds will be treated as governmental issues.

FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund purchases such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

TEMPORARY INVESTMENTS - The fund may invest in short-term municipal obligations with a maturity of one year or less during periods of temporary defensive strategy or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which normally will be less than 20% of assets, may be held in cash or invested in high quality taxable short-term securities with a maturity of one year or less. Such temporary investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are described below).

As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in amounts sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily would be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

REPURCHASE AGREEMENTS - Although the fund has no current intention to do so during the next 12 months, it may enter on a temporary basis into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian bank collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by a fund may be delayed or limited.

ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation.
Keeping in mind the fund's objective of producing a high level of current income, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY - Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.
The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once every year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last five years.

RISK OF NON-COMPLIANCE WITH CERTAIN FEDERAL REQUIREMENTS - The Internal Revenue Code of 1986, as amended, imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

                            INVESTMENT RESTRICTIONS

The fund has adopted certain investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940, (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. These restrictions provide that the fund may not:

 1. Invest more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of any class of securities of any one issuer (for this purpose all indebtedness of an issuer shall be deemed a single class), provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the U.S. Government or its agencies or instrumentalities;

 2. Enter into any repurchase agreement maturing in more than seven days (unless subject to a demand feature of seven days or less) if any such investment, together with any illiquid securities held by the fund, exceeds 10% of the value of its total assets;

 3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

 4. Acquire securities subject to legal or contractual restrictions on disposition;

 5. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

 6. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

 8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

 9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 10. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

 11. Invest in companies for the purpose of exercising control or management;

 12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

   15. Purchase or retain the securities of any issuer, if, to the knowledge of the fund, those individual officers and Trustees of the Trust, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 16. Invest more than 5% of the value of the fund's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors, except those issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or municipal bonds rated at least "A" by either Moody's Investors Service, Inc. or Standard & Poor's Corporation; or

17. Invest more than 25% of its assets in securities of any industry although, for purposes of this limitation, the issuers of municipal securities and U. S. Government obligations are not considered to be part of any industry. Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of investment restriction number 13, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

Another policy of the fund which is not deemed a fundamental policy, and thus may be changed by the Board of Trustees without shareholder approval, is that the fund may not invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

                               FUND ORGANIZATION

The fund is an open-end, diversified management investment company. It was organized as a Massachusetts business trust in 1986. All fund operations are supervised by the fund's board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not affiliated with the business manager or investment adviser or their affiliates are paid certain fees for services rendered to the fund as decribed in "Trust Officers and Trustees" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

TRUST OFFICERS AND TRUSTEES
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
TRUSTEE COMPENSATION

NAME, ADDRESS AND AGE       POSITION WITH       PRINCIPAL OCCUPATION(S)   AGGREGATE COMPENSATION     TOTAL COMPENSATION   TOTAL
NUMBER
                            REGISTRANT          DURING PAST 5 YEARS#   (INCLUDING VOLUNTARILY DEFERRED   FROM ALL FUNDS       OF
AFFILIATED
                                                                      COMPENSATION/1/) FROM FUNDS   AFFILIATED WITH THE   FUND
BOARDS
                                                                      DURING FISCAL YEAR ENDED   AMERICAN FUNDS       ON WHICH

                                                                      7/31/99                    GROUP FOR THE YEAR   TRUSTEE

                                                                                                  ENDED 7/31/99       SERVES



Cyrus A. Ansary             Trustee             Investment Services   $2,500                     $53,200              3

1725 K Street, N.W., Suite 410                            International Co. LLC,

Washington, D.C. 20006                             President

    Age: 65


Stephen Hartwell*{          Chairman Emeritus   Washington Management   none/3/                    none/3/              3

    Age: 84                  and Trustee        Corporation, Chairman of

                                                the Board


James H. Lemon, Jr.*{       Chairman of the     The Johnston-Lemon    none/3/                    none/3/              3

    Age: 63                 Trust               Group, Incorporated,

                                                Chairman of the Board

                                                and

                                                Chief Executive Officer


Harry J. Lister*{           President and Trustee   Washington Management   none/3/                    none/3/              3

    Age: 63                                     Corporation, President

                                                and

                                                Director


Jean Head Sisco             Trustee             Sisco Associates,     $3,500                     $23,100              3

5335 Wisconsin Avenue, N.W.                       Partner

Washington, D.C. 2001508

    Age: 74


T. Eugene Smith             Trustee             T. Eugene Smith, Inc.,   $3,700                     $55,300              3

666 Tintagel Lane                               President

McLean, VA 22101

    Age: 69


Stephen G. Yeonas           Trustee             Stephen G. Yeonas     $3,500/2/                  $23,100              3

1355 Beverly Road, Suite 102                       Company,

McLean, VA 22101                                Chief Executive Officer

    Age: 74






                                 OTHER OFFICERS

HOWARD L. KITZMILLER{         LOIS A. ERHARD{              MICHAEL W. STOCKTON{         J. LANIER FRANK{
Senior Vice President, Secretary    Vice President               Assistant Vice President, Assistant   Assistant VicePresident
and Treasurer                 Washington Management Corporation,   Secretary and Assistant Treasurer   Washington Management
Corporation,
Washington Management Corporation,   Vice President (Age: 47)     Washington Management        Assistant Vice President (Age: 38)
Director, Senior Vice President, Secretary and                                Corporation, Assistant

Assistant Treasurer (Age: 69)                                Vice President, Assistant Secretary
                                                            and Assistant Treasurer (Age: 32)


# Positions within the organizations listed may have changed during this period.

* Trustees who are considered "interested persons" as defined in the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.

{ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.

/1/Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/Since the plan's adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through 9/30/99, the latest calendar quarter, for participants is as follows: Trustee Stephen G. Yeonas ($33,448). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustee.

/3/Stephen Hartwell, James H. Lemon, Jr. and Harry J. Lister are affiliated with the Business Manager and, accordingly, receive no compensation from the funds.

All of the officers listed are officers of the Business Manager.   All of the
Trustees and officers are also officers and/or directors of one or more of the other funds for which Washington Management Corporation serves as Business Manager. No Trustee compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the Business Manager, the Investment Adviser or affiliated companies. Each fund pays an annual retainer fee of $750, an attendance fee of $200 per meeting and $100 per Committee meeting to unaffiliated Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of those fees through a deferred compensation plan in effect for the funds. Each fund also reimburses certain meeting-related expenses of the Trustees.

The Business Manager has established a charitable foundation, the Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Trustees and officers of the fund, as well as all employees of the Business Manager and its afffiliates, may particpate in a gift matching program sponsored by the Foundation.

As of October 26, 1999, the officers and Trustees and their families as a group, owned beneficially or of record 1.64% and 1.72%, respectively, of the outstanding shares of the Maryland and Virginia funds.

                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the Trust has operated under a Business Management Agreement with Washington Management Corporation (the "Business Manager"), 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
The primary function of the Business Manager is to oversee the various services and operations of the fund. The Business Manager provides all services required to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, Federal and state regulatory compliance and responsibility for accounting and record keeping facilities. The Business Manager provides similar services to other mutual funds.

The Business Manager receives a fee at the annual rate of 0.135% of the first $60 million of the fund's net assets plus 0.09% of the fund's net assets in excess of $60 million plus 1.35% of gross investment income. For the fiscal years ended July 31, 1999, 1998, and 1997 the Business Manager's fees were $202,000, $181,000 and $165,000 for the Maryland Fund and $224,000, $201,000
and $184,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1999, the Business Manager's fees for the Maryland Fund amounted to 0.188% of average net assets and for the Virginia Fund amounted to 0.183% of average net assets.

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.
The Investment Adviser is responsible for more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

The Investment Adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund's net assets plus 0.12% of the fund's net assets in excess of $60 million plus 1.65% of gross investment income. For the fiscal years ended July 31, 1999, 1998, and 1997 the Investment Adviser's fees were $252,000, $224,000 and $203,000, for the Maryland Fund and $279,000, $250,000
and $229,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1999, the Investment Adviser's fees for the Maryland Fund amounted to 0.234% of average net assets and for the Virginia Fund amounted to 0.228% of average net assets.

BUSINESS MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT - The Business Management Agreement and Investment Advisory Agreement, unless sooner terminated, will continue in effect until July 31, 2000 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually as to the fund by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements also provide that either party has the right to terminate them, without penalty, upon sixty (60) days' written notice to the other party and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

The fund pays all expenses not specifically assumed by the Business Manager or the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses; expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; the fund's distribution expenses pursuant to the Plan of Distribution; compensation, fees and expenses paid to Trustees who are not "interested persons" of the Trust; association dues; and costs of stationery, forms and certificates prepared exclusively for the fund.

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc.(the Principal Underwriter) is the principal underwriter of the fund's shares. The Princiapl Underwiter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 Sotuh State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Each fund in theTrust has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. For the fiscal years ended July 31, 1999, 1998 and 1997 the commissions on Maryland Fund shares totaled $405,000, $250,000, and $170,000 of which the Principal Underwriter retained $80,000, $48,00 and $32,000, respectively, while the commissions on the Virginia Fund shares totaled $427,000, $300,000 and $265,000 of which the Principal Underwriter retained $87,000, $58,000 and $52,000, respectively.

Johnston, Lemon & Co. Incorporated ("Johnston, Lemon"), a wholly-owned subsidiary of the business manager's parent company, The Johnston-Lemon Group, Inc. ("JLG"), received commission amounts of $39,000, $44,000, and $27,000, and $23,000, $41,000 and $35,000, respectively, for the fiscal years ended July 31, 1999, 1998 and 1997, on its retail sales of the Maryland and Virginia Funds and the Distribution Plan of the funds, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the funds.

As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the Trust. The officers and Trustees who are "interested persons" of the Trust may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Business Manager. Potential benefits of the Plan to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. The Board of Trustees reviews quarterly a written report of amounts expended under the Plan or any related agreement and the purposes for which such expenditures were made and approves annually any continuance of the Plan.

Under the Plan the fund may expend up to 0.25% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the Board of Trustees has approved the category of expenses for which payment is being made. The following categories of expenses have been approved: service fees for qualified dealers; dealer commissions and wholesaler compensation on no-load sales of shares (including sales exceeding $1 million (including purchases by any employer-sponsored 403(b) plan and by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or a community foundation).

Commissions on sales of shares exceeding $1 million (inluding purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarteres, commissions are not recoverable. During the Trust's fiscal year ended July 31, 1999, distribution expenses under the Plan paid or payable to the Principal Underwriter were $268,000 for the Maryland Fund and $305,000 for the Virginia Fund, all of which was used as compensation to dealers and wholesalers. As of July 31, 1999, accrued and unpaid distribution expenses were $45,000 and $52,000, respectively.

All officers of the fund and three of its Directors, who are "interested persons" of the fund, are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plan. Some of the fund's officers and three Directors who are "interested persons" of the fund are also registered representatives with Johnston, Lemon and, as such, to the extent they have sold shares of the fund, receive a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.
                          DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND DISTRIBUTIONS - For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any discount or premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.
If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in such fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

GENERAL - The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts). Such retirement plans would not gain any additional benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in their trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

The fund intends to meet all the requirements and to elect the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the fund will not be subject to federal income taxes to the extent it distributes its net investment income and net realized capital gains, if any, to shareholders. The fund must distribute 90% of the aggregate interest excludable from gross income and 90% of the investment company taxable income earned by it during the taxable year.

The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") for Federal tax purposes will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Trust's and fund's assets must consist of tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

While the Fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the fund's shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. The fund may also make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally at a price less than the principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation. Similarly, while the fund does not expect to earn any taxable income, any taxable income earned by the fund will be distributed and will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).

If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends received deduction for corporations.
Under the Code, if, within 90 days after fund shares are purchased, such shares are redeemed and either reinstated in the same fund or exchanged for shares of any other fund in The American Funds Group and the otherwise applicable sales charge is waived, then the amount of the sales charge previously incurred in purchasing fund shares shall not be taken into account for purposes of determining the amount of any gain or loss on the redemption, but will be treated as having been incurred in the purchase of the fund shares acquired in the reinstatement or exchange.

The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on securities held more than one year is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35%. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax rules covering E.G., deductions, credits, deferrals, exemptions, sources of income and other matters.

FEDERAL TAXES - Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98 percent of ordinary income (generally net investment income) for the calendar year, (ii) 98 percent of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which such fund pays income tax for the year. Each fund intends to meet these distribution requirements to avoid the excise tax liability.

Individuals and corporations may be subject to alternative minimum tax. The Code treats interest on private activity bonds, as defined therein, as an item of tax preference for alternative minimum tax purposes. Also, shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum taxable income. Further, under the Code federal exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income.

Fund shareholders are required by the Code to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.

                               PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                 See "Investment Minimums and Fund Numbers" for initial investment minimums.   $50 minimum (except where a lower
minimum is noted under "Investment Minimums and Fund Numbers").

By contacting    Visit any investment dealer who is registered in the state where the purchase is made and who has a sales agreement
with American Funds Distributors.   Mail directly to your investment
your                                         dealer's address printed on your
investment                                   account statement.
dealer

By mail          Make your check payable to the fund and mail to the address indicated on the account application.  Please indicate
an investment dealer on the account application.   Fill out the account additions form at the bottom of a recent account statement, make your check payable to the fund, write your account number on your check, and mail the check and form in the envelope provided with your account statement.

By telephone     Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the "Investments by Phone" section on the account application or American FundsLink Authorization Form.  Once you establish the privilege, you, your financial advisor or any person with your account information can call American FundsLineR and make investments by telephone (subject to conditions noted in "Telephone and Computer
Purchases, Redemptions and Exchanges" below).

By computer      Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the American FundsLink Authorization Form.  Once you establish the privilege, you, your financial advisor or any person with your account information may access American FundsLine OnLineR on the Internet and make investments by computer (subject to conditions noted in "Telephone and Computer Purchases, Redemptions and Exchanges"
below).

By wire          Call 800/421-0180 to obtain your account number(s), if necessary.  Please indicate an investment dealer on the
account.  Instruct your bank to wire funds to:   Your bank should wire your additional investments in the same manner as described under "Initial Investment."
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)
                 For credit to the account of:
                 American Funds Service Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund/R/                                                          02
                                             $1,000

American Balanced Fund/R/                                              11
                                             500

American Mutual Fund/R/                                                03
                                             250

Capital Income Builder/R/                                              12
                                             1,000

Capital World Growth and Income Fund/s/                                33
                                             1,000

EuroPacific Growth Fund/R/                                             16
                                             250

Fundamental Investors/s/                                               10
                                             250

The Growth Fund of America/R/                                          05
                                             1,000

The Income Fund of America/R/                                          06
                                             1,000

The Investment Company of America/R/                                   04
                                             250

The New Economy Fund/R/                                                14
                                             1,000

New Perspective Fund/R/                                                07
                                             250

New World Fund /s/                                                      1,000   36

SMALLCAP World Fund/R/                                                 35
                                             1,000

Washington Mutual Investors Fund/s/                                    01
                                             250

BOND FUNDS

American High-Income Municipal Bond Fund/R/                            40
                                             1,000

American High-Income Trust/s/                                          21
                                             1,000

The Bond Fund of America/s/                                            08
                                             1,000

Capital World Bond Fund/R/                                             31
                                             1,000

Intermediate Bond Fund of America/s/                                   23
                                             1,000

Limited Term Tax-Exempt Bond Fund of America/s/                            43
                                             1,000

The Tax-Exempt Bond Fund of America/R/                                 19
                                             1,000

The Tax-Exempt Fund of California/R/*                                  20
                                             1,000

The Tax-Exempt Fund of Maryland/R/*                                    24
                                             1,000

The Tax-Exempt Fund of Virginia/R/*                                    25
                                             1,000

U.S. Government Securities Fund/s/                                     22
                                             1,000

MONEY MARKET FUNDS

The Cash Management Trust of America/R/                                09
                                             2,500

The Tax-Exempt Money Fund of America/s/                                39
                                             2,500

The U.S. Treasury Money Fund of America/s/                             49
                                             2,500

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                    CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000........................................
                                 6.10%            5.75%            5.00%

$50,000 but less than $100,000..................
                                 4.71             4.50             3.75

BOND FUNDS

Less than $25,000.......................................
                                 4.99             4.75             4.00

$25,000 but less than $50,000....................
                                 4.71             4.50             3.75

$50,000 but less than $100,000..................
                                 4.17             4.00             3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000...............
                                 3.63             3.50             2.75

$250,000 but less than $500,000...............
                                 2.56             2.50             2.00

$500,000 but less than $1,000,000............
                                 2.04             2.00             1.60

$1,000,000 or more.....................................                                     (see below)
                                 none             none             PURCHASES NOT SUBJECT TO SALES CHARGES -- Investment of $1
million or more are sold with no initial sales
                                                                   charge.  A 1% contingent deferred sales charge may be imposed on certain redemptions by accounts that
                                                                   invest with no sales charge, if redemptions are made within one year of purchase.  A dealer concession of up
                                                                   to 1% may be paid by the fund under its Plan of Distribution on investments made with no initial sales charge.


In addition the stock, stock/bond and bond funds may sell shares at net asset value with no contingent deferred sales charge to:

  (1) current or retired directors, trustees, officers and advisory board members of the funds managed or advised by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

  (4) trustees or other fiduciaries purchasing shares for certain retirement plans, foundations or endowments with assets of $50 million or more;

  (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation.
Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

DEALER COMMISSIONS- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million.

OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense (from a designated percentage of its income) currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.
Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see the account application) and any individual investments in American Legacy products (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments), and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy products are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:
   -employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;
-business accounts solely controlled by these individuals (for example, the individuals own the entire business);
-trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.
Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:
-for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;
-made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or
-for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.
Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy products (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder). Direct purchases of the money market funds are excluded.

PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of regular trading (currently 4:00 p.m., New York Time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.
Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board; The fair value of all other assets is added to the value of securities at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the Trust. The Trust will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)
- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
- You must include any shares you wish to sell that are in certificate form. TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE OR AMERICAN FUNDSLINE ONLINE

- Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application)
-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.
Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59$; for tax-free returns of excess contributions to IRAs; and for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

REDEMPTION OF SHARES - The Transfer Agent may redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders, (determined, for this purpose only as the greater of the shareholder's cost or current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gains distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account . The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular investments monthly or quarterly in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum) and the date on which you would like your reinvestments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before investments are credited, depending on the bank's capabilities. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:

(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund OR (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE- You may check your share balance, the price of your shares, or your most recent account transaction, sell shares (up to $50,000 per shareholder, per day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use this service, call 800/325-3590 from a TouchTonet telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLineR and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine and American FundsLine OnLine), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the Fund's Business Manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

Substantially all portfolio transactions are effected on a principal basis and ordinarily include a mark-up or mark-down, but no stated commission. Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal year ended July 31, 1999 equaled $54,000 for the Maryland Fund and $64,000 for the Virginia Fund, respectively.

Johnston, Lemon & Co. Incorporated, which together with the Business Manager is wholly owned by The Johnston-Lemon Group, Incorporated, may serve as broker for the fund in effecting certain portfolio transactions, and may retain commissions, in accordance with certain regulations of the Securities and Exchange Commission.

                          GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, Three Metrotech Center, Brooklyn, NY 11245, as Custodian.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related
shareholder service functions.    American Funds Service Company was paid a fee
of $38,000 and $41,000, for the Maryland Fund and the Virginia Fund, respectively, for the fiscal year ended July 31, 1999.

INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Trust's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The Financial Statements included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP given on the authority of that firm as experts in auditing and accounting.

REPORTS TO SHAREHOLDERS - The Trust's fiscal year ends on July 31. Shareholders are provided, at least semiannually, with reports showing the investment portfolio and financial statements audited annually by the Trust's independent accountants, PricewaterhouseCoopers LLP, whose selection is determined annually by the Trustees. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report shareholders should contact the Transfer Agent.

YEAR 2000 - The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers have updated all of their computer systems to process
date-related information properly following the turn of the century.   However,
there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and government data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods for personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy of the fund's investment adviser by contacting the Secretary of the fund.

The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1999

                                               THE TAX-EXEMPT FUND OF Maryland   THE TAX-EXEMPT FUND OF VIRGINIA

Net asset value and redemption price per share   $15.57           $15.82
(Net assets divided by shares outstanding)

Maximum Offering price per share (100/95.25 of   $16.35           $16.61
net asset value per share, which takes into
account the fund's current maximum sales charge)


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.
Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder. SHAREHOLDER VOTING RIGHTS - As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. At such a meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the Trust have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except that amendments to change the name of the Trust, to correct any ambiguous, defective or inconsistent provision of, or to supply any omission to, the Declaration of Trust, to establish new funds, or to reduce or eliminate the payment of taxes by the Trust may be made by the Trustees without the vote or consent of Shareholders. If not terminated by the vote or written consent of a majority of the outstanding shares, the Trust will continue indefinitely.
The fund currently issues shares in two series and the Board of Trustees may establish additional series of shares in the future. Each "series" of shares represents interests in a separate portfolio and has its own investment objective and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting the entire Trust, with each share entitled to a single vote. On matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.
                               INVESTMENT RESULTS
The Maryland Fund yield was 3.86% and the Virginia Fund yield was 4.02% based on a 30-day (or one month) period ended July 31, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
YIELD = 2[((a-b/cd) + 1)/6/ -1]
Where:a =dividends and interest earned during the period.
          b =expenses accrued for the period (net of reimbursements).
          c =the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d =the maximum offering price per share on the last day of the period. The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The Maryland Fund's tax-equivalent yield based on the maximum combined effective federal/state/county tax rate of 44.1% for the 30-day (or one month) period ended July 31, 1999 was 6.91%. For the Virginia Fund investors with the maximum combined effective federal/state tax rate of 43.1%, the tax-equivalent yield was 7.07% for the period ended July 31, 1999.
The Maryland Fund average annual total return for the one-year, five-year and ten-year periods ending on July 31, 1999 was -2.58%, +5.19% and +6.00%, respectively. The Virginia Fund average annual total return for the same time periods was -2.67%, +4.83% and +5.95%, respectively. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:
                                                         P(1+T)/n/ = ERV.
The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for ten-year periods after such a period has elapsed. In addition, the fund will provide lifetime average total return figures.

The funds may also calculate distribution rates on a taxable and tax equivalent basis. The distribution rates are computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month.  The distribution rates may differ from the yields.
           SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM
        ....and taken all
        distributions in shares,
If you had invested      your investment would
$10,000 in the fund      have been worth this
this many years ago...      much at July 31, 1999

Number of Years   Periods                  Maryland Value**     Virginia Value**
                 8/1-7/31

1                1998-1999                $9,742               $ 9,733

2                1997-1999                $10,316              $10,228

3                1996-1999                $11,297              $11,158

4                1995-1999                11,973               11,768

5                  1994-1999              12,877               12,662

6                1993-1999                13,065               12,879

7                1992-1999                14,033               13,822

8                1991-1999                15,822               15,584

9                1990-1999                17,000               16,840

10               1989-1999                17,903               17,820

11               1988-1999                20,017               19,895

12               1987-1999                21,450               21,145

13               8/14/86-1999             21,265               21,746



    ILLUSTRATION OF A $10,000 INVESTMENT IN THE TAX-EXEMPT FUND OF MARYLAND WITH DIVIDENDS REINVESTED
(For the lifetime of the fund August 14, 1986 - July 31, 1999)

                                 COST OF SHARES
              VALUE OF SHARES**

Fiscal     Annual     Dividends    Total       From        From        From        Total
Year End   Dividends   (cumulative)   Investment    Initial     Capital     Dividends   Value
July 31                            Cost        Investment   Gains       Reinvested
                                                           Reinvested

1987*      $ 493      $  493       $ 10,493    $  8,973    $0          $  471      $ 9,444

1988       617        1,110        11,110      9,020       1           1,101       10,122

1989       653        1,763        11,763      9,480       1           1,832       11,313

1990       681        2,444        12,444      9,413       1           2,504       11,918

1991       736        3,180        13,180      9,527       1           3,276       12,804

1992       764        3,944        13,944      10,147      1           4,285       14,433

1993       765        4,709        14,709      10,353      1           5,154       15,508

1994       773        5,482        15,482      10,000      1           5,727       15,728

1995       860        6,342        16,342      10,193      1           6,726       16,920

1996       901        7,243        17,243      10,260      1           7,666       17,927

1997       945        8,188        18,188      10,680       1          8,953       19,634

1998       985        9,173        19,173      10,693      147         9,951       20,791

1999       990        10,164       20,104      10,380      263         10,662      21,265


The dollar amount of capital gain distributions during the fund's lifetime was $270.
ILLUSTRATION OF A $10,000 INVESTMENT IN THE TAX-EXEMPT FUND OF VIRGINIA
WITH DIVIDENDS REINVESTED
(For the lifetime of the fund August 14, 1986 - July 31, 1999)
                                COST OF SHARES
             VALUE OF SHARES**

Fiscal     Annual     Dividends    Total       From        From Capital   From         Total
Year End   Dividends   (cumulative)   Investment    Initial     Gains        Dividends    Value
July 31                            Cost        Investment   Reinvested   Reinvestment

1987*      $  545     $  545       $  10,545   $ 9,273     $0           $ 525        $ 9,798

1988       640        1,185        11,185      9,240       1            1,171        10,412

1989       671        1,856        11,856      9,700       1            1,919        11,620

1990       716        2,572        12,572      9,667       1            2,634        12,302

1991       760        3,332        13,332      9,833       1            3,454        13,288

1992       791        4,123        14,123      10,480      1            4,508        14,989

1993       800        4,923        14,923      10,673      1            5,407        16,081

1994       826        5,749        15,749      10,327      1            6,032        16,360

1995       892        6,641        16,641      10,527      1            7,069        17,597

1996       928        7,569        17,569      10,513      63           7,982        18,558

1997       955        8,524        18,524      10,913      65           9,269        20,247

1998       990        9,514        19,514      10,907      114          10,255       21,276

1999       975        10,489       20,489      10,547      338          10,861       21,746


The dollar amount of capital gain distributions during the fund's lifetime was $348.
 * From inception on August 14, 1986.
** Results assume deduction of the maximum sales charge of 4.75% from the initial purchase payment.
Note that past results are not an indication of future investment results. The fund may include information on its investment results and/or comparisons of its investment results to various unmanged indices or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or perspective shareholders. The fund may also combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.
The fund may also refer to results compiled by organizations such as CDA Investment Services, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., Weisenberger Investment Company Services and the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including "Barrons", Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and "The Wall Street Journal."
                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES
The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.
Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:

BONDS --

"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

 "Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

 "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or having other marked shortcomings."

 "Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."
NOTES --

 "The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."
"The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

COMMERCIAL PAPER --

"Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 -- Leading market positions in well established industries.
 --  High rates of return on funds employed.
 -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
 -- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, maybe more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's Corporation rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

BONDS --

"Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C The highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"The rating 'C1' is reserved for income bonds on which no interest is being paid."

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

NOTES --

"The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"The SP-2 rating denotes a satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER --

"The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)designation.

The A-2 designation indicates a capacity for timely payment on issues so designated is strong; however, the relative degree of safety is not as high as for issues designated A-1."



The Tax-Exempt Fund of Maryland
Investment Portfolio, July 31, 1999
                                                                          Principal
                                                                              Amount        Market
                                                                               (000)        Value
                                                                      --------------  -------------
Tax-Exempt Securities Maturing in More than One Year - 92.76%

College & University Revenue - 1.73%

Frederick County, College Revenue Bonds (Hood College Project),
 1990 Series:
  7.05% 2004                                                                  $  410    $   428,569
  7.05% 2005                                                                      455         474069

University of Maryland System Auxiliary Facility and Tuition
 Revenue Bonds, 1993 Refunding Series C, 5.00% 2010                              1000        1002830
                                                                                      -------------
                                                                                          1,905,468
                                                                                      -------------
General Obligations (Local) - .96%

Anne Arundel County, Consolidated Water and Sewer, 1993
 Refunding Series, 5.30% 2016                                                     500         500910

Harford County Consolidated Public Improvement Bonds,
 Series 1992, 5.80% 2010                                                          530         561196
                                                                                      -------------
                                                                                          1,062,106
                                                                                      -------------
General Obligations (State) - 5.51%

Maryland General Obligation Bonds, State and Local
 Facilities, Second Series:
  Loan of 1997, 4.75% 2000                                                       1000        1012450
  Loan of 1999, 5.0% 2011                                                        1500        1504365
  Loan of 1999, 5.25% 2012                                                       2000        2039200

Commonwealth of Puerto Rico, Public Improvement
 Refunding Bonds, Series 1998, 5.00% 2007                                        1500        1521975

                                                                                      -------------
                                                                                          6,077,990
                                                                                      -------------
Hospital & Health Facilities Revenue - 10.06%

Maryland Health and Higher Educational Facilities Authority:
 (Charity Obligated Group-Daughters of Charity National
 Health System), Hospital Revenue Bonds,
 Series 1997D, 4.60% 2026 (2003)/1/                                              1725        1731503

 Good Samaritan Hospital Issue, Revenue Bonds, Escrowed to Maturity,
 Series 1993, 5.70% 2009                                                         1000        1057780

 Howard County, General Hospital Issue, Escrowed to Maturity,
 Series 1993:
  5.50% 2013                                                                     2000        2061800
  5.50% 2021                                                                     1000        1008970

 Johns Hopkins Hospital Issue, Revenue Refunding Bonds,
 Series 1993, 5.60% 2009                                                          850         882649

 Suburban Hospital Issue, Revenue Refunding Bonds,
 Series 1993, 5.125% 2021                                                        1500        1376085

Prince George's County (Dimensions Health Corporation Issue):
 Hospital Revenue Bonds, Series 1992, 7.20% 2006                                 215          227967

 Project and Refunding Revenue Bonds, Series 1994, 5.375% 2014                   2985        2754468
                                                                                      -------------
                                                                                         11,101,222
                                                                                      -------------
Housing Finance Authority Revenue - 11.62%

Maryland Community Development Administration, Department of
 Housing and Community Development:
  Residential Revenue Bonds, 1998 Series B, AMT:
   5.00% 2008                                                                  1,610      1,607,601
   5.00% 2009                                                                  1,680      1,669,416

  Single-Family Program Bonds:
   1994 First Series, 5.80% 2009                                                 2000        2083880
   1994 First Series, 5.70% 2017                                               2,085      2,126,721
   1994 Fifth Series, AMT, 5.875% 2017                                            165         167958
   1990 First Series, 7.60% 2017                                                  405         416223

Montgomery County, Housing Opportunities Commission,
 Single Family Mortgage Revenue Bonds:
  1998 Series B, 4.80% 2009                                                      600        601,860
  1997 Series A, 5.50% 2009                                                      660        674,903
  1998 Series B, 4.90% 2010                                                      500        495,685

Prince George's County Housing Authority, GNMA/FNMA
 Collateralized Single Family Mortgage Bonds:
  Series 1998 A, AMT, 4.65% 2019                                                 2000        1993281
  Series 1994 A, AMT, 6.60% 2025                                                  860         906216

Commonwealth of Puerto Rico Housing Finance Corporation,
 Single Family Mortgage Revenue Bonds, 1st Portfolio,
 1988 Series B, 7.65% 2022                                                         80          83260
                                                                                      -------------
                                                                                         12,827,004
                                                                                      -------------
Industrial Development Revenue - 1.93%

Mayor and City Council of Baltimore, Port Facilities Revenue
 Bonds (Consolidation Coal Sales Company Project):
  Series 1984 A, 6.50% 2011                                                       500         537645
  Series 1984 B, 6.50% 2011                                                       500         537645

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
 (American Airlines, Inc. Project), 1996 Series A, 6.25% 2026                    1000        1050410
                                                                                      -------------
                                                                                          2,125,700
                                                                                      -------------
Insured - 21.57%

City of Baltimore:
 Consolidated Public Improvement Bonds of 1998,
 Series A, FGIC Insured, 5.375% 2010                                             1185        1228347

 Project and Refuding Revenue Bonds (Water Projects), Series A,
 FGIC Insured:
  1998, 5.375% 2015                                                              1000        1013150
  1994, 6.00% 2015                                                               1500        1639875
  1994, 5.00% 2024                                                               1220        1163965


Calvert County, Economic Development Refunding Revenue Bonds,
 (Asbury-Solomons Island Facility), Series 1997, MBIA Insured:
  5.00% 2009                                                                     1000        1010060
  5.00% 2010                                                                     1000        1002780
  5.00% 2017                                                                     1000         963360
  5.00% 2027                                                                     1000         938310

Charles County, Consolidated Public Improvement Bonds of 1993,
 Series A, FGIC Insured, 5.25% 2003                                               715         738309

City of Frederick, General Improvement Bonds, 1992 Refunding
 Series, FGIC Insured, 6.125% 2008                                                890         952772

Maryland Health and Higher Educational Facilities Authority:
 Johns Hopkins Medical Institutions Parking Facilities Issue,
 Parking Revenue Bonds, Series 1996, AMBAC Insured, 5.50% 2011                   1200        1236168

 Helix Health Issue, Revenue Bonds, Series 1997, AMBAC Insured,
 5.00% 2007                                                                      1250        1275750


 Medlantic/Helix Health Issue, Revenue Bonds:
  FSA Insured, Series 1998 B, 5.25% 2011                                       1,000      1,002,790
  AMBAC Insured, Series 1998 A, 5.25% 2038                                     1,500      1,443,465

 Mercy Medical Center Issue Project and Refunding Revenue
 Bonds, Series 1996, FSA Insured, 6.50% 2013                                     2000        2251580

 Upper Chesapeake Hospitals Issue, Revenue Bonds, Series 1998 A,               1,000      1,001,770
 5.50% 2020

Prince George's County, Solid Waste Management System
 Revenue Bonds, Series 1993, FSA Insured, 6.50% 2007                           2,000      2,165,540

Commonwealth of Puerto Rico, MBIA Insured:
 Electric & Power Authority, 1995 Series Y,  7.00% 2007                          1000     1,156,660
 Public Improvement Bonds of 1987, MBIA Insured, 6.75% 2006                        25          25313

Washington Metroplitan Area Transit Authority, Gross Revenue Transit
 Refunding Bonds, Series 1993, 6.00% 2008                                        1480        1604779
                                                                                      -------------
                                                                                         23,814,743
                                                                                      -------------
Lease Revenue (State) - .37%

Maryland Stadium Authority, Sports Facilities
 Lease Revenue Bonds, Series 1989 D, 7.50% 2010                                   400         413184
                                                                                      -------------
Life Care Facilities Revenue - 8.13%

Maryland Health and Higher Educational Facilities Authority,
 Refunding and Project Revenue Bonds, Roland Park Place Issue,
 Series 1999:
  5.40% 2011                                                                     1000         964040
  5.45% 2012                                                                     1000         957920
  5.50% 2014                                                                     1525        1454774

Maryland Health and Higher Educational Facilities Authority,
 First Mortgage Revenue Bonds, PUMH of Maryland, Inc. Issue
 (Heron Point of Chestertown), Series 1998A:
  5.75%, 2019                                                                    1500        1461450
  5.75%, 2026                                                                    1640        1591636

Prince George's County, Refunding Revenue Bonds, Collington
 Episcopal Life Care Community, Inc., Series 1994 A, 6.00% 2013                  2500        2541600
                                                                                      -------------
                                                                                          8,971,420
                                                                                      -------------
Multi-Family Housing  - 4.89%

Montgomery County, Maryland Housing Opportunities Commission,
 Multi-Family Revenue Bonds:
  1995 Series A, 6.10% 2015                                                    2,025      2,120,560
  1994 Series A-2, 7.50% 2024                                                    2000        2120780

Prince George's County, Mortgage Revenue Bonds
 (GNMA Collateralized-Langley Gardens Apartments Project),
 Series 1997 A, 5.60% 2017                                                       1130        1157097
                                                                                      -------------
                                                                                             5398437
                                                                                      -------------
Pre-Refunded (2) - 10.75%

Calvert County, Economic Development Revenue Bonds
 (Asbury-Solomons Island Facility), Series 1995, 8.625% 2024 (2005)              2300        2763841

Frederick County, Public Facilities Bonds:
 1991, Series B, 6.30% 2011 (2002)                                               1370        1475435
 1986 Series, 7.40% 2012 (2001)                                                   310         338046

Harford County, Consolidated Public Improvement Bonds,
 Series 1992, 5.80% 2010 (2002)                                                   970        1033603

Howard County, Metropolitan District Refunding Bonds,
 1991 Series A, 6.625% 2021 (2001)                                                500         524585

Maryland State Health and Higher Educational Facilities Authority:
 Memorial Hospital of Cumberland Issue, Revenue Refunding
 Bonds, Series 1992, 6.50% 2010 (2004)                                            750         819128

 Suburban Hospital Issue Revenue Bonds, Series 1992,
 6.50% 2017 (2002)                                                                500         541205

 University of Maryland Medical System Issue, Revenue Bonds,
 Series 1991 A, FGIC Insured, 6.50% 2021 (2001)                                  1000        1046180

Prince George's County, Hospital Revenue Bonds (Dimensions
 Health Corporation Issue), Series 1992, 7.20% 2006 (2002)                     1,035         1138821

Commonwealth of Puerto Rico, Public Improvement Bonds of 1992,
 MBIA Insured, 6.50% 2009 (2002)                                               1,000      1,081,710

University of Maryland System Auxiliary Facility and Tuition
 Revenue Bonds, 1992 Series A, 6.30% 2009 (2001)                                 1050        1105113
                                                                                      -------------
                                                                                         11,867,667
                                                                                      -------------
Resource Recovery - 6.38%

Maryland Energy Financing Administration, Limited Obligation Solid
 Waste Disposal Revenue Bonds (Wheelabrator Water Technologies
 Baltimore L.L.C. Projects), 1996 Series, AMT, 6.30% 2010                        3500        3750845

Montgomery County, Northeast Maryland Waste Disposal Authority,
 Solid Waste Revenue Bonds, Series A, AMT:
  6.00% 2006                                                                     1115        1182502
  6.00% 2007                                                                     1000        1061000
  Series 1993, 6.30% 2016                                                        1000        1048900
                                                                                      -------------
                                                                                             7043247
                                                                                      -------------
Special Obligations - 3.96%

Montgomery County Revenue Authority, Golf Course System Revenue
 Bonds, Series 1996 A, 6.00% 2014                                                2355        2397955

Virgin Islands Public Finance Authority, Revenue and Refunding Bonds
 (Virgin Islands Matching Fund Loan Notes), Series 1998 A:
  5.20% 2009                                                                     1000         992910
  5.20% 2010                                                                     1000         983800
                                                                                      -------------
                                                                                             4374665
                                                                                      -------------
Tax Assessment Bonds - 2.00%

Prince George's County, Special Obligation Bonds (Woodview Village
 Infrastructure Improvements), Series 1997 A, 8.00% 2026                         1970        2202893
                                                                                      -------------
Turnpikes & Toll Roads Revenue - .97%

Maryland Transportation Authority Facilities Project,
 Transportation Facilities Projects Revenue Bonds,
 Series 1992, 5.80% 2006                                                         1000        1073510
                                                                                      -------------
Water & Sewer Revenue - 1.93%

Maryland Water Quality Financing Administration,
 Revolving Loan Fund Revenue Bonds, Series 1991 B, 0% 2005                        700         528542

Washington Suburban Sanitary District, Refunding Bonds,
 1997, 5.75% 2017                                                                1510        1606566
                                                                                      -------------
                                                                                             2135108
                                                                                      -------------
                                                                                           102394364
                                                                                      -------------
Tax-Exempt Securities Maturing in One Year or Less  - 5.97%

Hospital Facilities - 2.54%

Maryland Health and Higher Educational Facilities Authority,
 Pooled Loan Program Revenue Bonds, Series D, 3.15% 2024 /3/                     2800        2800000

Industrial Development Revenue- 2.17%

Montgomery County, Maryland, Variable Rate Economic Development                  2400        2400000
 Revenue Bonds (The Institute for Genomic Research, Inc. Facility),
 Series 1999, 3.20% 2009/3/

Pre-Refunded (2)- 1.26%

Maryland State Health and Higher Educational Facilities
 Authority, Junior Lien Revenue Bonds, Francis Scott Key Medical
 Center Issue, 1990 Series A, 7.00% 2025 (2000)                                   250         262718

University of Maryland System Auxiliary Facility and Tuition
 Revenue Bonds, 1989 Series B, 7.00% 2007 (1999)                                  600         615540

Commonwealth of Puerto Rico, Housing Bank and Finance Agency, Single
 Family Mortgage Revenue Bonds, Homeownership 5th Portofolio, 1986
 Series, 7.50% 2015 (2000)                                                        495         510592
                                                                                      -------------
                                                                                             1388850
                                                                                      -------------
                                                                                             6588850
                                                                                      -------------

TOTAL TAX-EXEMPT SECURITIES (cost: $105,862,000)                                        108,983,214
Excess of cash and receivables over payables                                              1,400,402
                                                                                      -------------
NET ASSETS                                                                             $110,383,616
                                                                                     ==============
/1/Valued in the market on the basis of its effective maturity
 (shown in parentheses)- that is the date at which the investor must put the security to the issuer for redemption.

/2/Parenthetical year represents date of pre-refunding.

/3/Coupon rate changes periodically.


See Notes to Financial Statements

The Tax-Exempt Fund of Maryland
Financial Statements


Statement of Assets and Liabilities
July 31, 1999
(dollars in thousands)


-----------------------------------------------------------------------    ----------------------
Assets:
 Tax-exempt securities:
  Maturing in more than one year
   (cost: $99,322)                                                                  $102,394
  Maturing in one year or less
   (cost: $6,540)                                                                      6,589
 Cash                                                                                     528
 Receivables for --
  Sales of Investments
  Sales of Fund's shares                                                     $   52
  Interest                                                                    1,124    1,176
                                                                           --------------------
                                                                                     110,687
                                                                                    -----------
Liabilities:
 Payables for --
  Purchases of Investments
  Repurchases of Fund's shares                                                   54
  Dividends                                                                     142
  Adviser and management services                                                39
  Other expenses                                                                 68      303
                                                                           --------------------
Net Assets at July 31, 1999 -
Equivalent to $15.57 per share on 7,091,616 shares
of beneficial interest issued and outstanding (unlimited
shares authorized)                                                                  $110,384
                                                                                           =



Statement of Operations
For the year ended July 31, 1999
(dollars in thousands)


-----------------------------------------------------------------------    ----------------------
Investment Income:
 Income:
  Interest on tax-exempt securities                                                   $5,825

 Expenses:
  Investment adviser fee                                                     $  252
  Business management fee                                                       202
  Distribution expenses                                                         268
  Transfer agent fee                                                             38
  Reports to shareholders                                                        24
  Registration statement and prospectus                                           9
  Postage, stationery and supplies                                                7
  Trustees' fees                                                                  7
  Auditing and legal fees                                                        24
  Custodian fee                                                                   5
 Taxes other than federal income tax                                              0
  Other expenses                                                                  8       844
                                                                           --------------------
 Net investment income                                                                 4,981
                                                                                    -----------
Realized Gain and Unrealized Appreciation
 on Investments:
 Net realized gain                                                                        11

 Net unrealized appreciation on investments:
  Beginning of year                                                           5,888
  End of year                                                                 3,121
                                                                           -----------
    Change in unrealized appreciation on investments                                  (2,767)
                                                                                    -----------
 Net realized gain and change in unrealized
  appreciation on investments                                                         (2,756)
                                                                                    -----------
Net Increase in Net Assets
 Resulting from Operations                                                            $2,225
                                                                                           =




                                                                               Year     Year
                                                                              ended    ended
Statement of Changes in Net Assets                                         July 31, July 31,
(dollars in thousands)                                                        1999       1998

-----------------------------------------------------------------------    ----------------------
                                                                                1998     1997
                                                                           -----------------------

Operations:
 Net investment income                                                     $  4,981 $  4,493
 Net realized gain on investments                                                11      698
 Net change in unrealized appreciation on investments                        (2,767)      37
                                                                           --------------------
  Net increase in net assets resulting from operations                        2,225    5,228
                                                                           --------------------
Dividends and Distributions Paid to Shareholders:
 Dividend paid from net investment income                                    (4,983)  (4,491)
 Distribution paid from net realized gain on investments                       (623)    (642)
                                                                           --------------------
  Total dividends and distributions                                          (5,606)  (5,133)
                                                                           --------------------
Capital Share Transactions:
 Proceeds from shares sold:  1,410,162 and 1,252,351 shares, respectively    22,658   20,079
 Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments:
  230,443 and 211,827 shares, respectively                                    3,694    3,386
 Cost of shares repurchased:  874,913 and 548,078 shares, respectively      (14,037)  (8,767)
                                                                           --------------------
  Net increase in net assets resulting from capital
   share transactions                                                        12,315   14,698
                                                                           --------------------
Total Increase in Net Assets                                                  8,934   14,793

Net Assets:
 Beginning of year                                                          101,450   86,657
                                                                           --------------------
 End of year                                                               $110,384 $101,450
                                                                                  =        =


See Notes to Financial Statements

Per-share
 Data and Ratios                                             Year En    ded Jul    y 31
The Tax-Exempt                         --------   --------   --------   --------   --------
 Fund of Maryland                      1999       1998       1997       1996       1995
Net Asset Value,
 Beginning of Year                         $16.04     $16.02     $15.39     $15.29   $15.00
                                       ---------- ---------- ---------- ---------- --------
Income from Investment
 Operations:
 Net investment income                        .74        .78        .79        .80      .80
 Net gains (losses) on
  securities (both
  realized and unrealized)                   (.37)       .14        .63        .10      .29
                                       ---------- ---------- ---------- ---------- --------
  Total income from
   investment operations                      .37        .92       1.42        .90     1.09
                                       ---------- ---------- ---------- ---------- --------
Less Distributions:
 Dividends from net
  investment income                          (.74)      (.78)      (.79)      (.80)    (.80)
 Distributions from
  capital gains                              (.10)      (.12)         -          -        -
                                       ---------- ---------- ---------- ---------- --------
   Total distributions                       (.84)      (.90)      (.79)      (.80)    (.80)
                                       ---------- ---------- ---------- ---------- --------
Net Asset Value,
 End of Year                               $15.57     $16.04     $16.02     $15.39   $15.29
                                       ========== ========== ========== ========== ========

Total Return /1/                            2.28%      5.89%      9.52%      5.95%     7.58%
Ratios/Supplemental Data:
 Net assets, end of
  year (in millions)                         $110       $101        $87        $80      $75
 Ratio of expenses to
  average net assets                         .78%       .79%       .82%       .81%      .78%
 Ratio of net income to
  average net assets                         4.63%     4.84%      5.08%      5.14%    5.38%
 Portfolio turnover rate                    11.38%     10.30%    15.27%     16.01%   20.91%



/1/ Excludes maximum sales charge of 4.75%.

See Notes to Financial Statements


The Tax-Exempt Fund of Virginia
Investment Portfolio, July 31, 1999
                                                                               Principal
                                                                                Amount     Market
                                                                                (000)      Value
                                                                               ----------------------
Tax-Exempt Securities Maturing in More than One Year - 95.33%

College & University Revenue - .83%

Virginia Polytechnic Institute and State University, University Services
 System and General Revenue Pledge Bonds, Series C 1996, 5.35% 2009             $   1,0 $      1,034,
                                                                                       --------------
General Obligations (Local) - 6.61%

Arlington County:
 Public Improvement Bonds, Series 1996, 6.00% 2011                                 1000       1095480
 Refunding Bonds, Series 1993, 6.00% 2012                                          1000       1096310

Chesapeake:
 Public Improvement Bonds, Series 1992, 6.00% 2006                                 1600       1702624
 Refunding Bonds, Series 1993, 5.40% 2008                                          1000       1047340

City of Hampton, Public Improvement Refunding Bonds,
 Series 1998, 5.00% 2013                                                           1030       1022512

Leesburg Refunding Bonds, Series 1993, 5.60% 2008                                  1195       1245931

Lynchburg Public Improvement Refunding Bonds,
 Series 1993, 5.25% 2009                                                           1000       1019800
                                                                                       --------------
                                                                                              8229997
                                                                                       --------------
General Obligations (State) - .63%

Commonwealth of Virginia, Public Facilities Bonds,
 1993 Series A, 5.40% 2005                                                          750        790628
                                                                                       --------------
Hospital & Health Facilities Revenue - 14.23%

Industrial Development Authority of the Town of Abingdon, Virginia,
 Hospital Facility Revenue and Refunding Bonds (Johnston Memorial
 Hospital), Series 1998:
  5.00% 2008                                                                       1015       1008829
  5.00% 2009                                                                       1020       1006240
  5.00% 2010                                                                        505        493562

Fairfax County:
 Industrial Development Authority, Hospital
 Revenue Refunding Bonds (INOVA Health Systems Hospital
 Project), Series 1993 A:
  5.00% 2007                                                                        750        759645
  5.25% 2019                                                                       2500       2464900
  5.00% 2023                                                                        500        472275

 Industrial Development Authority, Health Care Revenue Refunding
  Bonds (INOVA Health System Project), Series 1998 A, 5.00% 2011                   1500       1474020

Industrial Development Authority of Halifax County, Virginia,
 Hospital Refunding Revenue Bonds (Halifax Regional Hospital, Inc.),
 Series 1998:
  4.65% 2007                                                                        600        582150
  4.80% 2009                                                                       1000        961500

Industrial Development Authority of Henry County, Hospital Revenue
 Bonds (Memorial Hospital of Martinsville and Henry County),
 Series 1997, 6.00% 2017                                                           2000       2058580

Industrial Development Authority of the City of Norfolk, Hospital
 Revenue Bonds (Daughters of Charity National Health System-DePaul
 Medical Center), Series 1992 A:
  6.20% 2002                                                                       2100       2156784
  6.50% 2007                                                                       1000       1079130

Norfolk Industrial Development Authority, Hospital Revenue
 Bonds (Sentara Hospitals-Norfolk Project),
 Series A 1994, 5.00% 2020                                                         1000        921820

Peninsula Ports Authority, Health System Revenue and Refunding Bonds
 (Riverside Health System Project):
  Series 1992 A, 5.00%  2008                                                       1200       1196964
  Series 1998, 5.00%  2009                                                         1100       1089363
                                                                                       --------------
                                                                                             17725762
                                                                                       --------------
Housing Finance Authority Revenue - 2.59%

Commonwealth of Puerto Rico Housing Finance Corporation,
 Single Family Mortgage Revenue Bonds, 1st Portfolio,
 1988 Series B, 7.65% 2022                                                          105        109280

Virginia Housing Development Authority, Commonwealth
 Mortgage Bonds:
  1994 Series H, Sub-Series H-1, 6.10% 2003                                         500        520775
  1995 Series A-AMT, Sub-Series A-1, 6.60% 2004                                    1000       1026070
  1998 Series E, Sub-Series E-1, 4.50% 2005                                        1190       1178969
  1992 Series A, 7.10% 2022                                                         380        388550
                                                                                       --------------
                                                                                              3223644
                                                                                       --------------
Industrial Development Revenue - 2.38%

Industrial Development Authority of the County of Henrico,
 Solid Waste Disposal Revenue Bonds (Browning-Ferris Industries of
 South Atlantic, Inc. Project), Series 1996 A AMT:
  5.30% 2011                                                                     1,000       975,780
  5.45% 2014                                                                     1,000       934,550

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
 (American Airlines, Inc. Project), 1996 Series A, 6.25% 2026                      1000       1050410
                                                                                       --------------
                                                                                              2960740
                                                                                       --------------
Insured - 23.77%

Industrial Development Authority of Arlington County, Virginia, Resource
 Recovery Revenue Bonds (Alexandria/Arlington Waste-to-Energy Facility),
 Ogden Martin Systems of Alexandria/Arlington, Inc. Project, FSA Insured,          3000       2997150
 Series 1998B, 5.375% 2012

Industrial Development Authority of Augusta County, Virginia,
 Hospital Refunding Revenue Bonds (Augusta Health Care, Inc.), AMBAC Insured,
 Series 1998, 5.00% 2005                                                           1000       1019650

Chesapeake Certificates of Participation,
 MBIA Insured, 1993 Series, 5.40% 2005                                             1000       1042750

Industrial Development Authority of Danville, Virginia,
 Hospital Revenue Bonds (Danville Regional Medical Center),
 Series 1998, AMBAC Insured:
  5.25% 2012                                                                       1995       2012815
  5.25% 2013                                                                       2000       2014780

Fairfax County Industrial Development Authority,
 Hospital Revenue Refunding Bonds (INOVA Health System
 Hospitals Project), Series 1993 A, FSA Insured, 5.25% 2019                        1000        985960

Fairfax County Redevelopment and Housing Authority, Multifamily
 Housing Revenue Bonds (Grand View Apartments Project), Series
 1998 A, FHA Insured, 5.05% 2010                                                   1000        992510

Industrial Development Authority of the County of Hanover,
 Hospital Revenue Bonds (Memorial Regional Medical Center
 Project at Hanover Medical Park), Series 1995, MBIA Insured:
  6.50% 2010                                                                       1375       1548965
  6.375% 2018                                                                      1000       1123380

Loudoun County:
 Industrial Development Authority, Hospital Revenue Bonds,
  FSA Insured, 6.00% 2005                                                          1000       1069030

 Sanitation Authority, Water and Sewer System Revenue Bonds,
  FGIC Insured, Series 1992, 6.25% 2010                                            2000       2141420

Industrial Development Authority of the City of Norfolk, Health Care
 Revenue Bonds (Bon Secours Health System), Series 1997, MBIA Insured,
 5.00% 2007                                                                        1250       1262750

Northern Virginia Transportation District Commission,(Virginia Railway
 Express Project):
  Commuter Rail Revenue Bonds, Series 1997, MBIA Insured, 5.20% 2013               1000       1001410
  Commuter Rail Revenue Refunding Bonds, Series 1998, FSA Insured, 5.375% 2014     1000       1013150

Pamunkey Regional Jail Authority, Jail Facility Revenue Bonds,
 Series 1996, MBIA Insured, 5.70% 2010                                             1000       1043830

Industrial Development Authority of the County of Prince William
 (Virginia), Hospital Facility Refunding Revenue Bonds (Potomac
 Hospital Corporation of Prince William), Series 1998, FSA Insured,
 5.00% 2008                                                                        1475       1480826

Richmond Metropolitan Authority, Expressway Revenue and Refunding Bonds,
FGIC Insured, Series 1998, 5.25% 2012                                              1000       1018350

Southeastern Public Service Authority of Virginia, Senior Revenue
 Refunding Bonds, Series 1998, AMBAC Insured, 5.00% 2015                           3000       2933850

City of Virginia Beach Development Authority, Hospital Revenue
 Bonds (Virginia Beach General Hospital Project),
 Series 1993, AMBAC Insured, 6.00% 2011                                            1000       1086410

Washington, D.C. Metropolitan Area Airports Authority, Airport
 System Revenue and Refunding Bonds, MBIA Insured AMT:
  Series 1998 B, 5.25% 2010                                                        1000       1015560
  Series 1992 A, 6.625% 2019                                                        750        804593
                                                                                       --------------
                                                                                             29609139
                                                                                       --------------
Lease Revenue (State) - 1.63%

Virginia Public Building Authority:
 Public Facilities Revenue Refunding Bonds, Series 1998A, 5.00% 2004               1000       1029170
 Public Facilities Revenue Bonds, Series 1998B, 5.00% 2010                         1000       1002510
                                                                                       --------------
                                                                                              2031680
                                                                                       --------------
Life Care Facilities Revenue - 4.68%

Industrial Development Authority of the County of Henrico, Virginia,
 Residential and Health Care Facility Mortgage Revenue Refunding Bonds
 (Our Lady of Hope), Series 1997, 6.00% 2016                                       2730       2702700

Industrial Development Authority of the County of James City,
 Virginia, Residential Care Facility First Mortgage Revenue Bonds
 (Williamsburg Landing, Inc.), Series 1996A, 6.625% 2019                           3000       3121320
                                                                                       --------------
                                                                                              5824020
                                                                                       --------------
Multi-Family Housing - 4.89%

Virginia Housing Development Authority, Multi-Family Housing Bonds:
 1995 Series H, 5.45% 2005                                                         1255       1293127
 1998 Series I-AMT, 4.60% 2009                                                     1320       1289323
 1998 Series I-AMT, 4.70% 2010                                                     1240       1209235
 1997 Series B-AMT, 5.80% 2010                                                     1185       1250365
 1996 Series B, 5.95% 2016                                                         1000       1049870
                                                                                       --------------
                                                                                              6091920
                                                                                       --------------
Pre-Refunded (1) - 14.90%

Danville, Virginia Industrial Development Authority, Hospital
 Revenue Bonds, Danville Regional Medical Center,
 Series 1994, FGIC Insured, 6.00% 2007 (2004)                                      1000       1081420

Fairfax County Economic Development Authority, Parking Revenue Bonds
 (Huntington Metrorail Station Project), Series 1990 A, 6.75% 2015 (2000)           500        526085

Henry County Public Service Authority, Water and Sewer Revenue
 Bonds, FGIC Insured, Series 1990, 7.20% 2019 (2000)                               1250       1316563

Newport News General Obligation, Water Bonds,
 Series A 1992, 6.125% 2009 (2002)                                                 1170       1248554

Norfolk:
 Capital Improvement and Refunding Bonds, Series 1992 A, 6.00% 2011 (2001)          500        524300

 Industrial Development Authority, Hospital Revenue Bonds:
  (Children's Hospital of the King's Daughters Obligated
   Group), Series 1991, AMBAC Insured, 7.00% 2011 (2001)                            400        428288

  (Sentara Hospitals-Norfolk Project), Series 1991, 7.00% 2020 (2000)               250        264618

Peninsula Ports Authority:
 Health Care Facilities Revenue and Refunding Bonds (Mary Immaculate
  Project), 1994 Series, 6.875% 2010 (2004)                                        1900       2145347

 Health System Revenue and Refunding Bonds (Riverside Health System
  Project), Series 1992 A, 6.625% 2010 (2002)                                      1300       1408186

Prince William County Service Authority, Water and Sewer
 System Revenue Bonds, Series 1991, FGIC Insured, 6.50% 2021 (2001)                 680        723880

Roanoke:
 Public Improvement and Refunding Bonds, Series 1992 B:
  6.375% 2009 (2001)                                                                250        265803
  6.40% 2011 (2001)                                                                 500        534150

 Valley Resource Authority, Solid Waste System Revenue
  Bonds, Series 1992, 5.75% 2012 (2002)                                            1500       1592160

 Water System Revenue Bonds,
  Series 1991, FGIC Insured, 6.50% 2021 (2001)                                      750        798398

University of Virginia, Hospital Revenue Bonds,
 1984 Series A, HIBI Insured, 9.875% 2001 (2000)                                     10         10910

Upper Occoquan Sewage Authority, Regional Sewerage System
 Revenue Bonds, Series 1991, MBIA Insured, 6.00% 2021 (2001)                        700        725788

Virginia Beach, Virginia Development Authority (Sentara Bayside
 Hospital), 6.60% 2009 (2001)                                                      1000       1072070

Virginia College Building Authority Educational Facilities Revenue
 Bonds (Marymount University Project), Series 1992, 6.875% 2007 (2002)             1650       1771110

Virginia Public Building Authority, State Building Revenue Bonds,
 Series 1991 A, 6.50% 2011 (2001)                                                  1750       1864783

Virginia Resources Authority, Water and Sewer Systems Revenue Bonds,
 Series 1990, 7.25% 2011 (2000)                                                     250        264655
                                                                                       --------------
                                                                                             18567068
                                                                                       --------------
Pollution Control - 1.53%

Industrial Development Authority of the County of Charles City (Virginia),
 Solid Waste Disposal Facility Revenue Refunding Bonds, (USA Waste of
 Virginia, Inc. Project), Series 1999, 4.875% 2009                                 2000       1909860
                                                                                       --------------
Special Obligations - 1.62%

Virgin Islands Public Finance Authority, Revenue and Refunding
 Bonds (Virgin Islands Matching Fund Loan Notes):
  Series 1998 C, 5.50% 2007                                                        1000       1023020
  Series 1998 A, 5.20% 2009                                                        1000        992910
                                                                                       --------------
                                                                                              2015930
                                                                                       --------------
State Appropriation - 1.29%

Big Stone Gap, Virginia Redevelopment and Housing Authority,
 Commonwealth of Virginia Correctional Facility Lease Revenue Bonds
 (Wallens Ridge Development Project), Series 1995, 5.25% 2010                      1600       1613024
                                                                                       --------------
State Authority - 4.88%

Virginia Public School Authority, School Financing Bonds:
 (1997 Resolution), Series 1998 A, 5.25% 2007                                      2000       2081460
 (1987 Resolution), 1991 Refunding Series C, 6.25% 2007                            1500       1592460
 (1991 Resolution), Series 1994 A, 6.20% 2014                                      1500       1610175

Virginia Resources Authority, Water System Refunding Revenue Bonds,
 1992 Series A, 6.45% 2013                                                          750        797136
                                                                                       --------------
                                                                                              6081231
                                                                                       --------------
Tax Assessment Bonds - 3.55%

Dulles Town Center, Community Development Authority (Loudoun
 County, Virginia), Special Assessment Bonds (Dulles Town
 Center Project), Series 1998, 6.25% 2026                                          2000       2009080

Virginia Gateway Community Development Authority, (Prince William County,
 Virginia), Special Assessment Bonds, Series 1999, 6.25% 2026                      2500       2415100
                                                                                       --------------
                                                                                              4424180
                                                                                       --------------
Turnpikes & Toll Roads Revenue - 1.61%

Pocahontas Parkway Association, Route 895 Connector, Toll
 Road Revenue Bonds, Series 1998A, 5.25% 2009                                      2000       2001500
                                                                                       --------------
Water & Sewer Revenue - 3.71%

Chesterfield County Water and Sewer Revenue Refunding Bonds,
 Series 1992, 6.375% 2009                                                          1250       1346450

City of Richmond, Virginia, Public Utility Revenue and Refunding Bonds,
 Series 1998 A:
  5.25% 2009                                                                       1500       1531920
  5.25% 2011                                                                       1000       1005970

Rivanna Water and Sewer Authority, Regional Water and Sewer
 System Refunding Revenue Bonds, Series 1991, 6.40% 2007                            645        684622

Virginia Resources Authority, Water and Sewer System Revenue Bonds
 (Pooled Loan Program), 1986 Series A, 7.50% 2017                                    50         50458
                                                                                       --------------
                                                                                              4619420
                                                                                       --------------
                                                                                            118754173
                                                                                       --------------
Tax-Exempt Securities Maturing in One Year or Less - 2.89%

Hospital Facilities - .56%

Industrial Development Authority of the City of Roanoke, Virginia,
 Hospital Revenue Bonds, (Carilion Health System Obligated Group),
 Series 1997A, 3.45% 2027 /2/                                                       700        700000
                                                                                       --------------
Pre-Refunded (1) - 2.33%

Fairfax County Industrial Development Authority, Hospital Revenue Bonds
 (Fairfax Hospital System Project), INOVA Health Systems,
 Series 1991 C, 6.801% 2023 (2001) /2/                                             1000       1068890

Industrial Development Authority of the City of Roanoke, Virginia,
 Hospital Revenue Bonds (Roanoke Memorial Hospital Projects), Series 1990,
 MBIA Insured, 7.25% 2017 (2000)                                                    750        789480

Virginia Resources Authority, Solid Waste Disposal System Revenue Bonds,
 1990 Series A, 7.30% 2015 (2000) /2/                                              1000       1044230
                                                                                       --------------
                                                                                              2902600
                                                                                       --------------
                                                                                              3602600
                                                                                       --------------

TOTAL TAX-EXEMPT SECURITIES (cost: $119,546,000)                                            122356773
Excess of cash and receivables over payables                                                  2220911
                                                                                       --------------
NET ASSETS                                                                              $124,577,684
                                                                                       ==============



/1/ Parenthetical year represents date of pre-refunding.

/2/ Coupon rate changes periodically.
See Notes to Financial Statements


Statement of Assets and Liabilities
July 31, 1999


                                                                           (dollars in thousands)
-----------------------------------------------------------------               ------------- -----------
Assets:
 Tax-exempt securities:
  Maturing in more than one year
   (cost: $116,116)                                                                            $118,754
  Maturing in one year or less
   (cost: $3,430)                                                                                 3,603
 Cash                                                                                               122
 Receivables for --
  Sales of Fund's shares                                                              $   638
  Interest                                                                              1,827     2,465
                                                                                  ----------- -----------
                                                                                                124,944
                                                                                              -----------
Liabilities:
 Payables for --
  Repurchases of Fund's shares                                                             91
  Dividends                                                                               156
  Adviser and management services                                                          43
  Other expenses                                                                           76       366
                                                                                  ----------- -----------
Net Assets at July 31, 1999 --
Equivalent to $15.82 per share on 7,874,900
shares of beneficial interest issued and
outstanding (unlimited shares authorized)                                                      $124,578
                                                                                                      =

Statement of Operations
For the year ended July 31, 1999


                                                                           (dollars in thousands)
------------------------------------------------------------------             -------------- -----------
Investment Income:
 Income:
  Interest on tax-exempt securities                                                              $6,390

 Expenses:
  Investment adviser fee                                                              $   279
  Business management fee                                                                 224
  Distribution expenses                                                                   305
  Transfer agent fee                                                                       41
  Reports to shareholders                                                                  30
  Registration statement and prospectus                                                     7
  Postage, stationery and supplies                                                          9
  Trustees' fees                                                                            7
  Auditing and legal fees                                                                  24
  Custodian fee                                                                             6
  Other expenses                                                                            8        940
                                                                                  ----------- -----------
 Net investment income                                                                            5,450
                                                                                              -----------
Realized Gain and Unrealized Appreciation
 on Investments:
 Net realized gain                                                                                   64

 Net unrealized appreciation on investments:
  Beginning of year                                                                     5,855
  End of year                                                                           2,811
                                                                                  -----------
    Change in unrealized appreciation
     on investments                                                                              (3,044)
                                                                                              -----------
 Net realized gain and change in unrealized
  appreciation on investments                                                                    (2,980)
                                                                                              -----------
Net Increase in Net Assets
 Resulting from Operations                                                                       $2,470
                                                                                                      =

See Notes to Financial Statements

                                                                                         Year      Year
Statement of Changes in Net Assets                                                      ended     ended
(dollars in thousands)                                                               July 31,  July 31,
                                                                                        1999        1998
------------------------------------------------------------------            --------------- -------------

Operations:
Net investment income                                                                 $ 5,450   $ 5,004
Net realized gain on investments                                                            64    1,368
Net change in unrealized appreciation on investments                                   (3,044)   (1,199)
                                                                                  ----------- -----------
  Net increase in net assets resulting from operations                                  2,470     5,173
                                                                                  ----------- -----------
Dividends and Distributions Paid to Shareholders:
Dividend paid from net investment income                                               (5,453)   (5,001)
Distribution paid from net realized gain on investments                                (1,311)     (244)
                                                                                  ----------- -----------
  Total dividends and distributions                                                    (6,764)   (5,245)
                                                                                  ----------- -----------
Capital Share Transactions:
 Proceeds from shares sold:  1,549,930 and 1,285,596 shares, respectively              25,326    21,057
 Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments:
  258,204 and 188,801 shares, respectively                                              4,219     3,083
 Cost of shares repurchased:  938,045 and 616,127 shares, respectively                (15,287)  (10,063)
                                                                                  ----------- -----------
  Net increase in net assets resulting from capital
    share transactions                                                                 14,258    14,077
                                                                                  ----------- -----------
Total Increase in Net Assets                                                            9,964    14,005

Net Assets:
 Beginning of year                                                                    114,614   100,609
                                                                                  ----------- -----------
 End of year                                                                         $124,578  $114,614
                                                                                  ===========         =



See Notes to Financial Statements

Per-Share
 Data and Ratios                                       Year En      ded Jul        y 31
The Tax-Exempt                            --------    --------     --------    --------     --------
 Fund of Virginia                              1999        1998        1997        1996         1995
Net Asset Value,
 Beginning of Year                          $16.36      $16.37       $15.77      $15.79       $15.49
                                        ----------  ----------   ----------  ----------   ----------
Income from Investment
 Operations:
 Net investment income                         .73         .78          .80         .81          .83
 Net gains (losses) on
  securities (both
  realized and unrealized)                    (.36)        .03          .60         .03          .30
                                        ----------  ----------   ----------  ----------   ----------
  Total income from
   investment operations                       .37         .81         1.40         .84         1.13
                                        ----------  ----------   ----------  ----------   ----------
Less Distributions:
 Dividends (from net
  investment income)                          (.73)       (.78)        (.80)       (.81)        (.83)
 Distributions (from
  capital gains)                              (.18)       (.04)           -        (.05)           -
                                        ----------  ----------   ----------           -            -
  Total distributions                         (.91)       (.82)        (.80)       (.86)        (.83)
                                        ----------  ----------   ----------           -            -
Net Asset Value,
 End of Year                                $15.82      $16.36       $16.37      $15.77       $15.79
                                        ==========  ==========   ==========  ==========   ==========
Total Return /1/                              2.21%       5.08%        9.10%       5.46%        7.56%
Ratios/Supplemental Data:
 Net assets, end of
  year (in millions)                          $125        $115         $101         $90          $92
 Ratio of expenses to
  average net assets                           .77%        .78%         .81%       .79%         .79%
 Ratio of net income to
  average net assets                          4.46%       4.73%        4.99%      5.11%        5.37%
 Portfolio turnover rate                     12.72%      24.66%       18.41%     27.34%       32.18%

/1/ Excludes maximum sales charge of 4.75%.


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 ORGANIZATION - The American Funds Tax-Exempt Series I(the "Trust") is registered under the Investment Company Act of 1940 as open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.
 SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:
 SECURITY VALUATION - Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees.
 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the Funds will instruct the custodian to segregate liquid assets sufficient to meet their payment obligations in these transactions. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.
2. FEDERAL INCOME TAXATION
The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the Funds are not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds.
  As of July 31, 1999, net unrealized appreciation on investments for book and Federal income tax purposes for the Maryland Fund aggregated $3,121,000, of which $4,016,000 related to appreciated securities and $895,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $2,811,000, of which $3,807,000 related to appreciated securities and $996,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1999. The Virginia Fund has deferred for tax purposes, for the fiscal year ending July 31, 1999, the recognition of capital losses totaling $11,000 which were realized during the period November 1, 1998 through July 31, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES
 BUSINESS MANAGEMENT AND INVESTMENT ADVISORY FEES - Officers of the Funds received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $202,000 and $224,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid to Washington Management Corporation as business manager of the Funds pursuant to the business management contract under which WMC provides business management services. The contract provides for monthly fees, accrued daily, computed at an annual rate of 0.135% of the first $60 million of average net assets for each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of the Johnston-Lemon Group, Incorporated, earned $39,000 and $23,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively, and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with Washington Management Corporation.
 Fees of $252,000 and $279,000 for investment advisory services were incurred by the Maryland and Virginia Funds, respectively, pursuant to an investment advisory agreement with Capital Research and Management Company (CRMC). The
agreement        provides for monthly fees, accrued daily, based on an annual rate of .0165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).
 DISTRIBUTION EXPENSES - American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, received $80,000 and $87,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.
  Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1999, distribution expenses under the Plan were $268,000 and $305,000, including accrued and unpaid expenses of $45,000 and $52,000, for the Maryland and Virginia Funds, respectively. The aggregate amount of distribution expenses subject to recovery by AFD which the Funds have not reimbursed were $48,000 and $57,000, respectively.
 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $38,000 and $41,000, respectively.
 DEFERRED TRUSTEES' FEES - Independent Trustees may elect to defer part or all of the fees earned for services as members of the board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of July 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994) net of any payments to Trustees, were $18,000 each for the Maryland and Virginia Funds.
  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.
INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
 As of July 31, 1999:

                               THE TAX-EXEMPT            THE TAX-EXEMPT
                               FUND OF MARYLAND          FUND OF VIRGINIA

Accumulated undistributed      $              0          $              (11,000)
   net realized gain(loss)
   on investments

Paid-in capital                107,263,000               121,778,000

Purchases and sales of         22,172,000                28,272,000
   investment securities,
   excluding short-term
   securities, during the
   year ended July 31, 1999:
      Purchases

      Sales                    11,766,000                15,114,000


 The Maryland and Virginia Funds reclassified $5,000 and $2,000, respectively, from undistributed net realized gains to additional paid-in capital for the year ended July 31, 1999.
 Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fees of $6,000 for both the Maryland and Virginia Funds were paid by these credits rather than in cash.

Tax Information (unaudited)
During the fiscal year ended July 31, 1999, the Maryland and Virginia Funds paid 74.4 and 72.9 cents per share, respectively, of exempt-interest distributions. The Funds also paid 9.5 and 17.9 cents per share, respectively, of capital gain distributions, of which 9.5 and 14.3 cents per share, respectively, represents long-term capital gains.

The Funds also designate as a capital gain distribution a portion of earnings and profits to shareholders in redemption of their shares.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the Funds' transfer agent.
SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUNDS' FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2000 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1999 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

REPORT OF INDEPENDENT ACCOUNTANTS
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE AMERICAN FUNDS TAX-EXEMPT SERIES I

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 1999, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
August 31, 1999

                                     PART C
                               OTHER INFORMATION

ITEM 23 EXHIBITS:
  (a). On file (see SEC file nos. 811-4653 and 33-5270)
  (b). On file (see SEC file nos. 811-4653 and 33-5270)
  (c). None.
  (d). On file (see SEC file nos. 811-4653 and 33-5270)
  (e). On file (see SEC file nos. 811-4653 and 33-5270)
  (f). None
  (g). On file (see SEC file nos. 811-4653 and 33-5270)
  (h). On file (see SEC file nos. 811-4653 and 33-5270)
  (i). Not applicable to this filing.
  (j). Consent of Independent Accountants
  (k). None
  (l). Not applicable to this filing
 (m). On file (see SEC file nos. 811-4653 and 33-5270)
 (n). EX-27 Financial Data Schedule
 (o). None

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.
ITEM 25. INDEMNIFICATION.
 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and trustees against certain liabilities.
  Article VI of the Trust's By-Laws states:
 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.
    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case,
ITEM 25. INDEMNIFICATION (CONT.)
such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).
 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.
 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.
 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.
 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.
 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.
 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.
  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                               (2)             (3)



      NAME AND PRINCIPAL            POSITIONS AND OFFICES         POSITIONS AND OFFICES

         BUSINESS ADDRESS             WITH UNDERWRITER              WITH REGISTRANT



      David L. Abzug                Regional Vice President       None

      27304 Park Vista Road
      Agoura Hills, CA  91301



      John A. Agar                  Vice President                None
      1501 N. University, Suite 227A
      Little Rock, AR  72207



      Robert B. Aprison             Vice President                None

      2983 Bryn Wood Drive

      Madison, WI  53711



L     William W. Bagnard            Vice President                None



      Steven L. Barnes              Senior Vice President         None

      5400 Mount Meeker Road

      Boulder, CO  80301



B     Carl R. Bauer                 Assistant Vice President      None

      Michelle A. Bergeron          Vice President                None
      4160 Gateswalk Drive
      Smyrna, GA  30080



      Joseph T. Blair               Senior Vice President         None

      27 Drumlin Road

      West Simsbury, CT  06092



      John A. Blanchard             Vice President                None

      6421 Aberdeen Road

      Mission Hills, KS  66208



      Ian B. Bodell                 Senior Vice President         None

      P.O. Box 1665

      Brentwood, TN  37024-1665



      Michael L. Brethower          Senior Vice President         None

      2320 North Austin Avenue

      Georgetown, TX  78626



      C. Alan Brown                 Regional Vice President       None

 4129 Laclede Avenue
       St. Louis, MO  63108



H     J. Peter Burns                Vice President                None



      Brian C. Casey                Regional Vice President       None

      8002 Greentree Road

      Bethesda, MD  20817



      Victor C. Cassato             Senior Vice President         None

      609 W. Littleton Blvd., Suite 310

      Littleton, CO  80120



      Christopher J. Cassin         Senior Vice President         None

      111 W. Chicago Avenue, Suite G3

      Hinsdale, IL  60521



      Denise M. Cassin               Vice President               None

      1301 Stoney Creek Drive

      San Ramon, CA  94538



L     Larry P. Clemmensen           Director                      None



L     Kevin G. Clifford             Director, President and Co-Chief Executive Officer   None



      Ruth M. Collier               Senior Vice President         None

      145 West 67th St., #12K

      New York, NY  10023



S     David Coolbaugh               Assistant Vice President      None



      Thomas E. Cournoyer           Vice President                None

      2333 Granada Boulevard

      Coral Gables, FL  33134



      Douglas A. Critchell          Senior Vice President         None

      3521 Rittenhouse Street, N.W.

      Washington, D.C.  20015



L     Carl D. Cutting               Vice President                None



      Daniel J. Delianedis          Regional Vice President       None

      8689 Braxton Drive

      Eden Prairie, MN  55347



      Michael A. Dilella            Vice President                None

      P. O. Box 661

      Ramsey, NJ  07446



      G. Michael Dill               Senior Vice President         None
      505 E. Main Street

      Jenks, OK  74037



      Kirk D. Dodge                 Senior Vice President         None

      633 Menlo Avenue, Suite 210

      Menlo Park, CA  94025



      Peter J. Doran                Senior Vice President         None

      1205 Franklin Avenue

      Garden City, NY  11530



L     Michael J. Downer             Secretary                     None



      Robert W. Durbin              Vice President                None

      74 Sunny Lane

      Tiffin, OH  44883



I     Lloyd G. Edwards              Senior Vice President         None



L     Paul H. Fieberg               Senior Vice President         None



      John Fodor                     Vice President               None

      15 Latisquama Road

      Southborough, MA  01772



      Clyde E. Gardner              Senior Vice President         None

      Route 2, Box 3162

      Osage Beach, MO  65065



B     Evelyn K. Glassford           Vice President                None



      Jeffrey J. Greiner            Vice President                None

      12210 Taylor Road

      Plain City, OH  43064

L     Paul G. Haaga, Jr.            Director                      None



B     Mariellen Hamann              Assistant Vice President      None



      David E. Harper               Senior Vice President         None

      R.D. 1, Box 210, Rte 519

      Frenchtown, NJ  08825



      Ronald R. Hulsey              Vice President                None

      6744 Avalon

      Dallas, TX  75214



      Robert S. Irish               Regional Vice President       None

      1225 Vista Del Mar Drive

      Delray Beach, FL  33483



      Michael J. Johnston           Director                      None

      630 Fifth Avenue, 36th Floor

      New York, NY  10111



B     Damien M. Jordan              Vice President                None



      Arthur J. Levine              Senior Vice President         None

      12558 Highlands Place

      Fishers, IN  46038



B     Karl A. Lewis                 Assistant Vice President      None



      T. Blake Liberty              Regional Vice President       None

      5506 East Mineral Lane

      Littleton, CO  80122



      Mark Lien                     Regional Vice President       None
      5570 Beechwood Terrace
      West Des Moines, IA  50266

L     Lorin E. Liesy                Assistant Vice President      None



L     Susan G. Lindgren             Vice President - Institutional   None

                                    Investment Services



LW    Robert W. Lovelace            Director                      None



      Stephen A. Malbasa            Vice President                None

      13405 Lake Shore Blvd.

      Cleveland, OH  44110



      Steven M. Markel              Senior Vice President         None

      5241 South Race Street

      Littleton, CO  80121



L     J. Clifton Massar             Director, Senior Vice President   None



L     E. Lee McClennahan            Senior Vice President         None



L     Jamie R. McCrary              Assistant Vice President      None



S     John V. McLaughlin            Senior Vice President         None



      Terry W. McNabb               Vice President                None

      2002 Barrett Station Road

      St. Louis, MO  63131



L     R. William Melinat            Vice President - Institutional   None

                                    Investment Services



      David R. Murray               Vice President                None

      60 Briant Drive

      Sudbury, MA  01776



      Stephen S. Nelson             Vice President                None

      P.O. Box 470528

      Charlotte, NC  28247-0528



      William E. Noe                Regional Vice President       None

      304 River Oaks Road

      Brentwood, TN  37027



      Peter A. Nyhus                Vice President                None

      3084 Wilds Ridge Court

      Prior Lake, MN  55372

      Eric P. Olson                 Vice President                None

      62 Park Drive

      Glenview, IL  60025



      Fredric Phillips              Senior Vice President         None

      175 Highland Avenue, 4th Floor

      Needham, MA  02494



B     Candance D. Pilgrim           Assistant Vice President      None



      Carl S. Platou                Vice President                None

      4021 96th Avenue, S.E.

      Mercer Island, WA  98040



L     John O. Post                  Vice President                None



S     Richard P. Prior              Assistant Vice President      None



      Steven J. Reitman             Senior Vice President         None

      212 The Lane

      Hinsdale, IL  60521



      Brian A. Roberts               Vice President               None

      P.O. Box 472245

      Charlotte, NC  28247



      George S. Ross                Senior Vice President         None

      55 Madison Avenue

      Morristown, NJ  07962



L     Julie D. Roth                 Vice President                None



L     James F. Rothenberg           Director                      None



      Douglas F. Rowe               Vice President                None

      30008 Oakland Hills Drive

      Georgetown, TX  78628



      Christopher S. Rowey          Regional Vice President       None

      9417 Beverlywood Street

      Los Angeles, CA  90034



      Dean B. Rydquist              Senior Vice President         None

      1080 Bay Pointe Crossing

      Alpharetta, GA  30005

      Richard R. Samson             Senior Vice President         None

      4604 Glencoe Avenue, #4

      Marina del Rey, CA  90292



      Joseph D. Scarpitti           Vice President                None

      31465 St. Andrews

      Westlake, OH  44145



L     R. Michael Shanahan           Director                      None



      David W. Short                Director, Chairman of the Board and Co-Chief Executive Officer   None
      1000 RIDC Plaza, Suite 212
      Pittsburgh, PA  15238



      William P. Simon, Jr.         Senior Vice President         None

      912 Castlehill Lane

      Devon, PA  91333



L     John C. Smith                 Assistant Vice President - Institutional Investment Services   None



      Rodney G. Smith               Vice President                None

      100 N. Central Expressway
      Suite 1214

      Richardson, TX  75080



      Tony Soave                    Regional Vice President       None
      8831 Morning Mist Drive
      Clarkston, MI  48348

      Nicholas D. Spadaccini        Regional Vice President       None

      855 Markley Woods Way

      Cincinnati, OH  45230



L     Kristen J. Spazafumo          Assistant Vice President      None



      Daniel S. Spradling           Senior Vice President         None

      181 Second Avenue
      Suite 228

      San Mateo, CA  94401



B     Max D. Stites                 Vice President                None



      Thomas A. Stout               Regional Vice President       None

      3919 Whooping Crane Circle
      Virginia Beach, VA  23455





      Craig R. Strauser             Vice President                None

      3 Dover Way

      Lake Oswego, OR  97034



      Francis N. Strazzeri          Senior Vice President         None

      31641 Saddletree Drive

      Westlake Village, CA  91361



L     Drew W. Taylor                Assistant Vice President      None



S     James P. Toomey                Vice President               None



I     Christopher E. Trede           Vice President               None



      George F. Truesdail           Vice President                None

      400 Abbotsford Court

      Charlotte, NC  28270



      Scott W. Ursin-Smith          Vice President                None

      60 Reedland Woods Way

      Tiburon, CA  94920



      Thomas E. Warren              Regional Vice President       None

      119 Faubel Street

      Sarasota, FL  34242



L     J. Kelly Webb                 Senior Vice President, Treasurer   None



      Gregory J. Weimer             Vice President                None

      206 Hardwood Drive

      Venetia, PA  15367



B     Timothy W. Weiss              Director                      None



      George Wenzel                 Regional Vice President       None
      3406 Shakespeare Drive
      Troy, MI  48084

      N. Dexter Williams            Senior Vice President         None
      P.O. Box 2200
      Danville, CA  94526



      Timothy J. Wilson             Vice President                None

      113 Farmview Place

      Venetia, PA  15367



B     Laura L. Wimberly             Vice President                None



H     Marshall D. Wingo             Director, Senior Vice President   None



L     Robert L. Winston             Director, Senior Vice President   None



      William R. Yost               Vice President                None

      9320 Overlook Trail

      Eden Prairie, MN  55347



      Janet M. Young                Regional Vice President       None

      1616 Vermont

      Houston, TX  77006



      Scott D. Zambon               Regional Vice President       None

      320 Robinson Drive

      Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(c) None.

 ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of CRMC's fund accounting department, 5300 Robin Hood Road, Norfolk, VA 23513.

 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821.

 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 29.  MANAGEMENT SERVICES.
 None.

ITEM 30. UNDERTAKINGS.
  N/A

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 10th day of November, 1999.

      THE AMERICAN FUNDS TAX-EXEMPT SERIES I

      By
             Harry J. Lister, President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on Novemberr 10, 1999, by the following persons in the capacities indicated.

  SIGNATURE    TITLE

(1) Principal Executive Officer:

    Harry J. Lister   President
(2) Principal Financial Officer and
    Principal Accounting Officer:

    Howard L. Kitzmiller   Senior Vice President, Secretary and Treasurer
(3) Trustees:
    James H. Lemon, Jr.*   Chairman of the Board
    Stephen Hartwell*      Chairman Emeritus and Trustee
    Harry J. Lister        President and Trustee
    Cyrus A. Ansary*       Trustee
    Jean Head Sisco*       Trustee
    T. Eugene Smith*       Trustee
    Stephen G. Yeonas*     Trustee
    *By
    Howard L. Kitzmiller, Attorney-in-Fact